FT Wilshire 5000 Index Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.2%	Shares		Value
Communication Services - 8.7%
Alphabet, Inc. - Class A	28,734		$4,443,426
Alphabet, Inc. - Class C	25,501		3,984,021
AMC Networks, Inc. - Class A (a)	231		1,589
Anterix, Inc. (a)	141		5,161
AST SpaceMobile, Inc. (a)(b)	853		19,397
AT&T, Inc.	35,110		992,911
Atlanta Braves Holdings, Inc. - Class C (a)	231		9,242
Bandwidth, Inc. - Class A (a)	117		1,533
Boston Omaha Corp. - Class A (a)	206		3,003
Bumble, Inc. - Class A (a)	510		2,213
Cable One, Inc.	20		5,315
Cargurus, Inc. (a)	337		9,817
Cars.com, Inc. (a)	215		2,423
Charter Communications, Inc. - Class A (a)	473		174,315
Cinemark Holdings, Inc.	460		11,449
Cogent Communications Holdings, Inc.	234		14,347
Comcast Corp. - Class A	18,832		694,901
EchoStar Corp. - Class A (a)	617		15,783
Electronic Arts, Inc.	1,193		172,412
Fox Corp. - Class A	1,094		61,920
Fox Corp. - Class B	708		37,319
Frontier Communications Parent, Inc. (a)	904		32,417
fuboTV, Inc. (a)	1,757		5,130
Gogo, Inc. (a)	386		3,327
Gray Television, Inc.	252		1,089
IAC, Inc. (a)	349		16,033
Ibotta, Inc. - Class A (a)(b)	195		8,229
IDT Corp. - Class B	119		6,106
Integral Ad Science Holding Corp. (a)	953		7,681
Interpublic Group of Cos., Inc.	1,947		52,881
Iridium Communications, Inc.	606		16,556
John Wiley & Sons, Inc. - Class A	200		8,912
Liberty Broadband Corp. - Class A (a)	85		7,225
Liberty Broadband Corp. - Class C (a)	597		50,775
Liberty Global Ltd. - Class A (a)	829		9,542
Liberty Global Ltd. - Class C (a)	925		11,072
Liberty Latin America Ltd. - Class C (a)	634		3,937
Liberty Media Corp.-Liberty Formula One - Class A (a)	111		9,043
Liberty Media Corp.-Liberty Formula One - Class C (a)	999		89,920
Liberty Media Corp.-Liberty Live - Class A (a)	95		6,388
Liberty Media Corp.-Liberty Live - Class C (a)	313		21,328
Lions Gate Entertainment Corp. - Class B (a)	784		6,209
Live Nation Entertainment, Inc. (a)	755		98,588
Lumen Technologies, Inc. (a)	5,036		19,741
Madison Square Garden Entertainment Corp. (a)	192		6,286
Madison Square Garden Sports Corp. (a)	93		18,109
Magnite, Inc. (a)	700		7,987
Marcus Corp.	100		1,669
Match Group, Inc.	1,360		42,432
Meta Platforms, Inc. - Class A	10,708		6,171,663
Netflix, Inc. (a)	2,092		1,950,853
New York Times Co. - Class A	782		38,787
News Corp. - Class A	1,983		53,977
News Corp. - Class B	576		17,493
Nexstar Media Group, Inc.	140		25,091
Omnicom Group, Inc.	909		75,365
Paramount Global - Class B	2,767		33,093
Pinterest, Inc. - Class A (a)	2,898		89,838
PubMatic, Inc. - Class A (a)	268		2,449
QuinStreet, Inc. (a)	121		2,159
Reddit, Inc. - Class A (a)	534		56,017
ROBLOX Corp. - Class A (a)	2,490		145,142
Roku, Inc. (a)	605		42,616
Scholastic Corp.	152		2,870
Shenandoah Telecommunications Co.	300		3,771
Shutterstock, Inc. (b)	122		2,273
Sinclair, Inc.	166		2,644
Sirius XM Holdings, Inc.	1,502		33,863
Snap, Inc. - Class A (a)	5,395		46,990
Sphere Entertainment Co. (a)	192		6,282
Stagwell, Inc. (a)	683		4,132
Take-Two Interactive Software, Inc. (a)	783		162,277
TechTarget, Inc. (a)	144		2,133
TEGNA, Inc.	917		16,708
Telephone and Data Systems, Inc.	391		15,147
Thryv Holdings, Inc. (a)	239		3,062
TKO Group Holdings, Inc.	212		32,396
T-Mobile US, Inc.	2,407		641,971
Trade Desk, Inc. - Class A (a)	2,155		117,922
TripAdvisor, Inc. (a)	616		8,729
Trump Media & Technology Group Corp. (a)	321		6,272
United States Cellular Corp. (a)	114		7,883
Verizon Communications, Inc.	20,711		939,451
Vimeo, Inc. (a)	1,060		5,576
Walt Disney Co.	8,901		878,529
Warner Bros Discovery, Inc. (a)	11,118		119,296
Warner Music Group Corp. - Class A	618		19,374
WideOpenWest, Inc. (a)	194		960
Yelp, Inc. (a)	351		12,998
Ziff Davis, Inc. (a)	258		9,696
ZipRecruiter, Inc. - Class A (a)	326		1,920
ZoomInfo Technologies, Inc. (a)	1,580		15,800
			23,056,577

Consumer Discretionary - 10.3%
Abercrombie & Fitch Co. - Class A (a)	248		18,940
Academy Sports & Outdoors, Inc.	357		16,283
Accel Entertainment, Inc. (a)	75		744
Acushnet Holdings Corp.	172		11,810
Adient PLC (a)	490		6,301
ADT, Inc.	1,989		16,190
Adtalem Global Education, Inc. (a)	183		18,417
Advance Auto Parts, Inc.	314		12,312
Airbnb, Inc. - Class A (a)	2,102		251,105
A-Mark Precious Metals, Inc.	160		4,059
Amazon.com, Inc. (a)	45,964		8,745,111
American Axle & Manufacturing Holdings, Inc. (a)	626		2,548
American Eagle Outfitters, Inc.	873		10,144
Aramark	1,263		43,599
Arhaus, Inc. (a)	360		3,132
Arko Corp.	521		2,058
Asbury Automotive Group, Inc. (a)	103		22,747
Autoliv, Inc.	416		36,795
AutoNation, Inc. (a)	114		18,459
AutoZone, Inc. (a)	84		320,274
Bath & Body Works, Inc.	1,145		34,716
Beazer Homes USA, Inc. (a)	200		4,078
Best Buy Co., Inc.	1,080		79,499
Beyond, Inc. (a)	240		1,392
BJ's Restaurants, Inc. (a)	68		2,330
Bloomin' Brands, Inc.	357		2,560
Booking Holdings, Inc.	168		773,961
Boot Barn Holdings, Inc. (a)	154		16,544
BorgWarner, Inc.	1,062		30,426
Bowlero Corp.	519		5,065
Boyd Gaming Corp.	387		25,476
Bright Horizons Family Solutions, Inc. (a)	300		38,112
Brinker International, Inc. (a)	217		32,344
Brunswick Corp.	364		19,601
Buckle, Inc.	161		6,170
Burlington Stores, Inc. (a)	299		71,261
Caesars Entertainment, Inc. (a)	1,039		25,975
Caleres, Inc.	186		3,205
Camping World Holdings, Inc. - Class A	203		3,280
CarMax, Inc. (a)	815		63,505
Carnival Corp. (a)	4,901		95,717
Carter's, Inc.	172		7,035
Carvana Co. (a)	526		109,976
Cava Group, Inc. (a)	467		40,353
Cavco Industries, Inc. (a)	45		23,383
Century Communities, Inc.	128		8,589
Champion Homes, Inc. (a)	304		28,807
Cheesecake Factory, Inc. (b)	167		8,126
Chewy, Inc. - Class A (a)	731		23,765
Chipotle Mexican Grill, Inc. (a)	6,677		335,252
Choice Hotels International, Inc. (b)	158		20,979
Churchill Downs, Inc.	332		36,875
Columbia Sportswear Co.	163		12,337
Coupang, Inc. (a)	5,877		128,883
Coursera, Inc. (a)	645		4,296
Cracker Barrel Old Country Store, Inc.	93		3,610
Crocs, Inc. (a)	270		28,674
Dana, Inc.	900		11,997
Darden Restaurants, Inc.	573		119,046
Dave & Buster's Entertainment, Inc. (a)	222		3,901
Deckers Outdoor Corp. (a)	747		83,522
Denny's Corp. (a)	90		330
Designer Brands, Inc. - Class A (b)	303		1,106
Dick's Sporting Goods, Inc.	268		54,018
Dillard's, Inc. - Class A (b)	38		13,609
Dine Brands Global, Inc.	78		1,815
Domino's Pizza, Inc.	175		80,404
DoorDash, Inc. - Class A (a)	1,506		275,252
Dorman Products, Inc. (a)	131		15,791
DR Horton, Inc.	1,399		177,855
DraftKings, Inc. - Class A (a)	2,285		75,885
Dream Finders Homes, Inc. - Class A (a)	193		4,354
Duolingo, Inc. (a)	181		56,208
Dutch Bros, Inc. - Class A (a)	521		32,167
eBay, Inc.	2,393		162,078
Ethan Allen Interiors, Inc.	52		1,440
Etsy, Inc. (a)	610		28,780
European Wax Center, Inc. - Class A (a)	33		130
Everi Holdings, Inc. (a)	548		7,491
Expedia Group, Inc.	607		102,037
Figs, Inc. - Class A (a)(b)	673		3,089
First Watch Restaurant Group, Inc. (a)	195		3,247
Five Below, Inc. (a)	284		21,279
Floor & Decor Holdings, Inc. - Class A (a)	522		42,005
Foot Locker, Inc. (a)	475		6,698
Ford Motor Co.	19,319		193,770
Fox Factory Holding Corp. (a)	225		5,252
Frontdoor, Inc. (a)	358		13,754
Funko, Inc. - Class A (a)	237		1,626
GameStop Corp. - Class A (a)(b)	1,424		31,784
Gap, Inc.	1,034		21,311
General Motors Co.	5,508		259,041
Gentex Corp.	1,120		26,096
Gentherm, Inc. (a)	127		3,396
Genuine Parts Co.	706		84,113
G-III Apparel Group Ltd. (a)	165		4,513
Global Business Travel Group (a)	904		6,563
Golden Entertainment, Inc.	100		2,639
Goodyear Tire & Rubber Co. (a)	1,558		14,396
Graham Holdings Co. - Class B	12		11,530
Grand Canyon Education, Inc. (a)	139		24,050
Green Brick Partners, Inc. (a)	172		10,029
Group 1 Automotive, Inc.	70		26,736
Guess?, Inc.	138		1,528
H&R Block, Inc.	643		35,307
Hanesbrands, Inc. (a)	1,393		8,038
Harley-Davidson, Inc.	651		16,438
Hasbro, Inc.	672		41,321
Haverty Furniture Cos., Inc.	125		2,465
Helen of Troy Ltd. (a)	127		6,793
Hilton Grand Vacations, Inc. (a)	346		12,944
Hilton Worldwide Holdings, Inc.	1,213		276,018
Home Depot, Inc.	4,875		1,786,639
Hovnanian Enterprises, Inc. - Class A (a)	25		2,618
Hyatt Hotels Corp. - Class A	214		26,215
Installed Building Products, Inc.	125		21,433
iRobot Corp. (a)	167		451
Jack in the Box, Inc.	88		2,393
KB Home	375		21,795
Kohl's Corp. (b)	555		4,540
Kontoor Brands, Inc.	268		17,187
Krispy Kreme, Inc.	424		2,086
Kura Sushi USA, Inc. - Class A (a)	3		154
Las Vegas Sands Corp.	1,898		73,320
Laureate Education, Inc. (a)	494		10,102
La-Z-Boy, Inc.	228		8,913
LCI Industries	109		9,530
Lear Corp.	261		23,025
Leggett & Platt, Inc.	706		5,584
Lennar Corp. - Class A	1,148		131,767
Levi Strauss & Co. - Class A	499		7,779
LGI Homes, Inc. (a)	109		7,245
Life Time Group Holdings, Inc. (a)	332		10,026
Light & Wonder, Inc. (a)	438		37,935
Lithia Motors, Inc.	121		35,518
LKQ Corp.	1,351		57,472
Lowe's Cos., Inc.	2,783		649,079
Lululemon Athletica, Inc. (a)	528		149,456
M/I Homes, Inc. (a)	144		16,442
Macy's, Inc.	1,219		15,311
Malibu Boats, Inc. - Class A (a)	86		2,638
MarineMax, Inc. (a)	165		3,548
Marriott International, Inc. - Class A	1,155		275,121
Marriott Vacations Worldwide Corp.	155		9,957
Mattel, Inc. (a)	1,652		32,098
McDonald's Corp.	3,520		1,099,542
Meritage Homes Corp. (b)	342		24,241
MGM Resorts International (a)	1,269		37,613
Mister Car Wash, Inc. (a)	341		2,690
Mobileye Global, Inc. - Class A (a)(b)	1,210		17,418
Modine Manufacturing Co. (a)	228		17,499
Mohawk Industries, Inc. (a)	266		30,372
Monarch Casino & Resort, Inc.	82		6,376
Monro, Inc.	167		2,416
Murphy USA, Inc.	96		45,102
National Vision Holdings, Inc. (a)	396		5,061
Newell Brands, Inc.	2,053		12,729
NIKE, Inc. - Class B	5,803		368,374
Nordstrom, Inc.	386		9,438
Norwegian Cruise Line Holdings Ltd. (a)	2,074		39,323
NVR, Inc. (a)	14		101,421
ODP Corp. (a)	176		2,522
Ollie's Bargain Outlet Holdings, Inc. (a)	289		33,628
O'Reilly Automotive, Inc. (a)	282		403,988
Oxford Industries, Inc.	60		3,520
Papa John's International, Inc.	173		7,107
Patrick Industries, Inc.	184		15,559
Peloton Interactive, Inc. - Class A (a)	1,568		9,910
Penn Entertainment, Inc. (a)	842		13,733
Penske Automotive Group, Inc.	102		14,686
Perdoceo Education Corp.	208		5,237
Phinia, Inc.	219		9,292
Planet Fitness, Inc. - Class A (a)	440		42,508
Polaris, Inc.	291		11,914
Pool Corp.	190		60,486
Portillo's, Inc. - Class A (a)(b)	238		2,830
PulteGroup, Inc.	984		101,155
PVH Corp.	315		20,362
QuantumScape Corp. (a)(b)	2,099		8,732
Ralph Lauren Corp.	196		43,265
RCI Hospitality Holdings, Inc.	72		3,092
RealReal Inc/The (a)	778		4,193
Red Rock Resorts, Inc. - Class A	263		11,406
Revolve Group, Inc. (a)	216		4,642
RH (a)	69		16,174
Rivian Automotive, Inc. - Class A (a)(b)	3,586		44,646
Ross Stores, Inc.	1,586		202,675
Royal Caribbean Cruises Ltd.	1,162		238,721
Rush Street Interactive, Inc. (a)	500		5,360
Sally Beauty Holdings, Inc. (a)	700		6,321
Service Corp. International	729		58,466
Shake Shack, Inc. - Class A (a)	200		17,634
SharkNinja, Inc. (a)	303		25,273
Shoe Carnival, Inc.	120		2,639
Signet Jewelers Ltd.	218		12,657
Six Flags Entertainment Corp.	189		6,742
Skechers USA, Inc. - Class A (a)	610		34,636
Sleep Number Corp. (a)	90		571
Sonic Automotive, Inc. - Class A	30		1,709
Sonos, Inc. (a)	508		5,420
Standard Motor Products, Inc.	43		1,072
Starbucks Corp.	5,449		534,492
Steven Madden Ltd.	349		9,297
Stoneridge, Inc. (a)	18		83
Strategic Education, Inc.	109		9,152
Stride, Inc. (a)	186		23,529
Sturm Ruger & Co., Inc.	93		3,654
Sweetgreen, Inc. - Class A (a)	430		10,759
Tapestry, Inc.	1,107		77,944
Taylor Morrison Home Corp. (a)	532		31,941
Tempur Sealy International, Inc.	859		51,437
Tesla, Inc. (a)	13,651		3,537,793
Texas Roadhouse, Inc.	332		55,321
Thor Industries, Inc.	240		18,194
TJX Cos., Inc.	5,531		673,676
Toll Brothers, Inc.	492		51,950
TopBuild Corp. (a)	141		42,998
Topgolf Callaway Brands Corp. (a)	650		4,283
Tractor Supply Co.	2,614		144,031
Travel + Leisure Co.	382		17,683
Tri Pointe Homes, Inc. (a)	522		16,662
Udemy, Inc. (a)	372		2,887
Ulta Beauty, Inc. (a)	228		83,571
Under Armour, Inc. - Class A (a)	706		4,413
Under Armour, Inc. - Class C (a)	595		3,540
United Parks & Resorts, Inc. (a)	216		9,819
Universal Technical Institute, Inc. (a)	300		7,704
Upbound Group, Inc.	194		4,648
Urban Outfitters, Inc. (a)	277		14,515
Vail Resorts, Inc.	197		31,524
Valvoline, Inc. (a)	693		24,123
VF Corp.	1,979		30,714
Victoria's Secret & Co. (a)	336		6,243
Visteon Corp. (a)	149		11,565
Warby Parker, Inc. - Class A (a)	541		9,862
Wayfair, Inc. - Class A (a)	501		16,047
Wendy's Co.	881		12,889
Whirlpool Corp.	272		24,515
Williams-Sonoma, Inc.	594		93,911
Wingstop, Inc.	142		32,032
Winmark Corp.	20		6,357
Winnebago Industries, Inc.	175		6,031
Wolverine World Wide, Inc.	533		7,414
Worthington Enterprises, Inc.	191		9,567
Wyndham Hotels & Resorts, Inc.	368		33,308
Wynn Resorts Ltd.	461		38,494
XPEL, Inc. (a)	88		2,585
YETI Holdings, Inc. (a)	494		16,351
Yum! Brands, Inc.	1,357		213,538
			27,108,691

Consumer Staples - 5.8%
Albertsons Cos., Inc. - Class A	1,508		33,161
Altria Group, Inc.	8,367		502,187
Andersons, Inc.	195		8,371
Archer-Daniels-Midland Co.	2,332		111,959
B&G Foods, Inc. (b)	250		1,717
BellRing Brands, Inc. (a)	626		46,612
Beyond Meat, Inc. (a)(b)	390		1,189
BJ's Wholesale Club Holdings, Inc. (a)	651		74,279
Boston Beer Co., Inc. - Class A (a)	50		11,942
Brown-Forman Corp. - Class B	1,327		45,038
Bunge Global SA	664		50,743
Calavo Growers, Inc.	158		3,790
Cal-Maine Foods, Inc.	201		18,271
Campbell Soup Co.	969		38,682
Casey's General Stores, Inc.	186		80,731
Celsius Holdings, Inc. (a)	810		28,852
Central Garden & Pet Co. - Class A (a)	206		6,742
Chefs' Warehouse, Inc. (a)	129		7,025
Church & Dwight Co., Inc.	1,230		135,411
Clorox Co.	616		90,706
Coca-Cola Co.	21,000		1,504,020
Coca-Cola Consolidated, Inc.	28		37,800
Colgate-Palmolive Co.	4,008		375,550
Conagra Brands, Inc.	2,366		63,101
Constellation Brands, Inc. - Class A	766		140,576
Costco Wholesale Corp.	2,172		2,054,234
Coty, Inc. - Class A (a)	1,329		7,270
Darling Ingredients, Inc. (a)	753		23,524
Dole PLC	419		6,055
Dollar General Corp.	1,112		97,778
Dollar Tree, Inc. (a)	1,018		76,421
Edgewell Personal Care Co.	275		8,583
elf Beauty, Inc. (a)	257		16,137
Energizer Holdings, Inc.	355		10,622
Estee Lauder Cos., Inc. - Class A	1,163		76,758
Flowers Foods, Inc.	1,066		20,265
Fresh Del Monte Produce, Inc.	74		2,281
Freshpet, Inc. (a)	222		18,464
General Mills, Inc.	2,725		162,928
Grocery Outlet Holding Corp. (a)	407		5,690
Hain Celestial Group, Inc. (a)	600		2,490
Herbalife Ltd. (a)	328		2,831
Hershey Co.	707		120,918
Hormel Foods Corp.	1,413		43,718
Ingles Markets, Inc. - Class A	56		3,647
Ingredion, Inc.	309		41,780
Interparfums, Inc.	111		12,640
J & J Snack Foods Corp.	84		11,064
J M Smucker Co.	525		62,165
John B Sanfilippo & Son, Inc.	24		1,701
Kellanova	1,467		121,013
Kenvue, Inc.	9,553		229,081
Keurig Dr Pepper, Inc.	5,214		178,423
Kimberly-Clark Corp.	1,629		231,676
Kraft Heinz Co.	5,827		177,316
Kroger Co.	3,483		235,764
Lamb Weston Holdings, Inc.	739		39,389
Lancaster Colony Corp.	91		15,925
Maplebear, Inc. (a)	645		25,729
McCormick & Co., Inc.	1,277		105,110
Medifast, Inc. (a)	73		984
MGP Ingredients, Inc.	71		2,086
Mission Produce, Inc. (a)	336		3,521
Molson Coors Beverage Co. - Class B	832		50,644
Mondelez International, Inc. - Class A	6,413		435,122
Monster Beverage Corp. (a)	3,503		204,996
National Beverage Corp.	92		3,822
Nu Skin Enterprises, Inc. - Class A	325		2,360
PepsiCo, Inc.	6,722		1,007,897
Performance Food Group Co. (a)	763		59,995
Philip Morris International, Inc.	7,622		1,209,840
Pilgrim's Pride Corp. (a)	231		12,592
Post Holdings, Inc. (a)	224		26,065
PriceSmart, Inc.	115		10,103
Procter & Gamble Co.	11,532		1,965,283
Reynolds Consumer Products, Inc.	328		7,826
Seaboard Corp.	1		2,697
Simply Good Foods Co. (a)	418		14,417
SpartanNash Co.	169		3,424
Spectrum Brands Holdings, Inc.	158		11,305
Sprouts Farmers Market, Inc. (a)(b)	498		76,015
SunOpta, Inc. (a)	148		719
Sysco Corp.	2,459		184,523
Target Corp.	2,239		233,662
Tootsie Roll Industries, Inc.	27		849
TreeHouse Foods, Inc. (a)	298		8,073
Turning Point Brands, Inc.	120		7,133
Tyson Foods, Inc. - Class A	1,402		89,462
United Natural Foods, Inc. (a)	297		8,135
Universal Corp.	109		6,109
US Foods Holding Corp. (a)	1,162		76,065
USANA Health Sciences, Inc. (a)	87		2,346
Utz Brands, Inc.	259		3,647
Vita Coco Co., Inc. (a)	205		6,283
Vital Farms, Inc. (a)	216		6,582
Walgreens Boots Alliance, Inc.	3,650		40,770
Walmart, Inc.	21,278		1,867,996
WD-40 Co.	72		17,568
Weis Markets, Inc.	68		5,239
WK Kellogg Co. (b)	419		8,351
			15,352,351

Energy - 3.8%
Antero Midstream Corp.	1,528		27,504
Antero Resources Corp. (a)	1,436		58,072
APA Corp.	1,812		38,088
Archrock, Inc.	633		16,610
Ardmore Shipping Corp.	262		2,565
Atlas Energy Solutions, Inc. (b)	280		4,995
Baker Hughes Co.	4,811		211,443
Berry Corp.	667		2,141
Bristow Group, Inc. (a)	100		3,158
Cactus, Inc. - Class A	322		14,757
California Resources Corp.	314		13,807
Centrus Energy Corp. - Class A (a)	99		6,159
ChampionX Corp.	915		27,267
Cheniere Energy, Inc.	1,104		255,466
Chesapeake Energy Corp.	1,001		111,431
Chevron Corp.	8,978		1,501,930
Chord Energy Corp.	323		36,409
Civitas Resources, Inc.	388		13,537
CNX Resources Corp. (a)	617		19,423
Comstock Resources, Inc. (a)	349		7,099
ConocoPhillips	6,666		700,063
Core Laboratories, Inc.	251		3,762
Core Natural Resources, Inc.	276		21,280
Coterra Energy, Inc.	3,507		101,352
Crescent Energy Co. - Class A	900		10,116
CVR Energy, Inc.	539		10,457
Delek US Holdings, Inc.	301		4,536
Devon Energy Corp.	3,139		117,399
Diamondback Energy, Inc.	892		142,613
Dorian LPG Ltd.	219		4,892
DT Midstream, Inc.	511		49,301
EOG Resources, Inc.	2,785		357,148
EQT Corp.	2,785		148,803
Excelerate Energy, Inc. - Class A	203		5,822
Expro Group Holdings NV (a)	554		5,507
Exxon Mobil Corp.	21,785		2,590,890
Green Plains, Inc. (a)	300		1,455
Gulfport Energy Corp. (a)	95		17,493
Halliburton Co.	4,405		111,755
Helix Energy Solutions Group, Inc. (a)	525		4,363
Helmerich & Payne, Inc.	437		11,414
Hess Corp.	1,350		215,636
HF Sinclair Corp.	802		26,370
Innovex International, Inc. (a)	145		2,604
International Seaways, Inc.	208		6,906
Kinder Morgan, Inc.	9,462		269,951
Kinetik Holdings, Inc.	131		6,804
KLX Energy Services Holdings, Inc. (a)	66		231
Kodiak Gas Services, Inc.	149		5,558
Liberty Energy, Inc.	843		13,345
Magnolia Oil & Gas Corp. - Class A	901		22,759
Marathon Petroleum Corp.	1,640		238,932
Matador Resources Co.	583		29,785
Murphy Oil Corp.	792		22,493
Nabors Industries Ltd. (a)	48		2,002
New Fortress Energy, Inc. (b)	540		4,487
Newpark Resources, Inc. (a)	729		4,235
NextDecade Corp. (a)	760		5,913
Northern Oil & Gas, Inc. (b)	500		15,115
NOV, Inc.	2,086		31,749
Occidental Petroleum Corp.	4,533		223,749
Oceaneering International, Inc. (a)	527		11,494
ONEOK, Inc.	2,848		282,579
Ovintiv, Inc.	1,258		53,842
Par Pacific Holdings, Inc. (a)	350		4,991
Patterson-UTI Energy, Inc.	1,757		14,443
PBF Energy, Inc. - Class A	558		10,652
Peabody Energy Corp.	733		9,932
Permian Resources Corp.	2,815		38,988
Phillips 66	2,050		253,134
ProPetro Holding Corp. (a)	504		3,704
Range Resources Corp.	1,174		46,878
REX American Resources Corp. (a)	114		4,283
RPC, Inc.	625		3,438
Sable Offshore Corp. (a)	309		7,839
Schlumberger NV	6,889		287,960
Select Water Solutions, Inc.	615		6,457
SFL Corp. Ltd.	575		4,715
Sitio Royalties Corp. - Class A	319		6,339
SM Energy Co.	630		18,868
Talos Energy, Inc. (a)	634		6,162
Targa Resources Corp.	1,074		215,305
Teekay Corp. Ltd.	486		3,193
Texas Pacific Land Corp.	112		148,399
Tidewater, Inc. (a)	230		9,722
Uranium Energy Corp. (a)	1,873		8,953
Valaris Ltd. (a)	351		13,780
Valero Energy Corp.	1,558		205,765
Viper Energy, Inc.	559		25,239
Vital Energy, Inc. (a)	85		1,804
Vitesse Energy, Inc.	10		246
Weatherford International PLC	360		19,278
Williams Cos., Inc.	5,933		354,556
World Kinect Corp.	203		5,757
			10,029,601

Financials - 14.8%
1st Source Corp.	103		6,160
Affiliated Managers Group, Inc.	160		26,885
Affirm Holdings, Inc. (a)	1,318		59,560
Aflac, Inc.	2,476		275,306
Allstate Corp.	1,274		263,807
Ally Financial, Inc.	1,504		54,851
AlTi Global, Inc. (a)	141		429
Ambac Financial Group, Inc. (a)	148		1,295
Amerant Bancorp, Inc.	194		4,004
American Express Co.	3,486		937,908
American Financial Group, Inc.	343		45,050
American International Group, Inc.	3,153		274,122
Ameriprise Financial, Inc.	488		236,246
Ameris Bancorp	300		17,271
AMERISAFE, Inc.	107		5,623
Aon PLC - Class A	1,029		410,664
Apollo Global Management, Inc.	1,990		272,511
Arch Capital Group Ltd.	1,754		168,700
Ares Management Corp. - Class A	907		132,975
Arthur J Gallagher & Co.	1,056		364,573
Artisan Partners Asset Management, Inc. - Class A	337		13,177
Associated Banc-Corp.	670		15,095
Assurant, Inc.	258		54,115
Assured Guaranty Ltd.	274		24,139
Atlantic Union Bankshares Corp.	441		13,733
Atlanticus Holdings Corp. (a)	33		1,688
AvidXchange Holdings, Inc. (a)	768		6,513
Axis Capital Holdings Ltd.	380		38,091
Axos Financial, Inc. (a)	270		17,420
B Riley Financial, Inc.	48		186
Baldwin Insurance Group, Inc. - Class A (a)	317		14,167
Banc of California, Inc.	801		11,366
BancFirst Corp.	115		12,635
Bancorp, Inc. (a)	267		14,108
Bank First Corp.	22		2,216
Bank of America Corp.	38,038		1,587,326
Bank of Hawaii Corp.	217		14,966
Bank of New York Mellon Corp.	3,613		303,022
Bank of NT Butterfield & Son Ltd.	250		9,730
Bank OZK	548		23,811
BankUnited, Inc.	414		14,258
Banner Corp.	180		11,479
Berkshire Hathaway, Inc. - Class A (a)	1		798,442
Berkshire Hathaway, Inc. - Class B (a)	6,482		3,452,184
Berkshire Hills Bancorp, Inc.	300		7,827
BGC Group, Inc. - Class A	1,563		14,333
Blackrock, Inc.	722		683,359
Blackstone, Inc.	3,499		489,090
Block, Inc. (a)	2,698		146,582
Blue Owl Capital, Inc. - Class A	2,692		53,948
BOK Financial Corp.	119		12,394
Bread Financial Holdings, Inc.	186		9,315
Brighthouse Financial, Inc. (a)	294		17,049
Brookline Bancorp, Inc.	500		5,450
Brown & Brown, Inc.	1,180		146,792
Burke & Herbert Financial Services Corp.	653		36,640
Business First Bancshares, Inc.	30		730
Byline Bancorp, Inc.	146		3,819
Cadence Bank	846		25,685
Camden National Corp.	115		4,654
Cannae Holdings, Inc.	369		6,764
Cantaloupe, Inc. (a)	992		7,807
Capital One Financial Corp.	1,850		331,705
Capitol Federal Financial, Inc.	420		2,352
Carlyle Group, Inc.	957		41,716
Cass Information Systems, Inc.	101		4,368
Cathay General Bancorp	343		14,759
Cboe Global Markets, Inc.	511		115,634
Central Pacific Financial Corp.	231		6,246
Charles Schwab Corp.	8,298		649,567
Cincinnati Financial Corp.	768		113,449
Citigroup, Inc.	9,337		662,834
Citizens Financial Group, Inc.	2,168		88,823
City Holding Co.	74		8,693
CME Group, Inc.	1,751		464,523
CNO Financial Group, Inc.	421		17,535
Coastal Financial Corp. (a)	80		7,233
Cohen & Steers, Inc.	133		10,673
Coinbase Global, Inc. - Class A (a)	939		161,724
Columbia Banking System, Inc.	976		24,341
Columbia Financial, Inc. (a)	232		3,480
Comerica, Inc.	673		39,747
Commerce Bancshares, Inc.	634		39,454
Community Financial System, Inc.	299		17,001
Community Trust Bancorp, Inc.	110		5,540
Compass Diversified Holdings	337		6,292
ConnectOne Bancorp, Inc.	180		4,376
Corebridge Financial, Inc.	1,233		38,926
Corpay, Inc. (a)	337		117,519
Crawford & Co. - Class A	75		857
Credit Acceptance Corp. (a)	26		13,425
Cullen/Frost Bankers, Inc.	304		38,061
Customers Bancorp, Inc. (a)	121		6,074
CVB Financial Corp.	789		14,565
Diamond Hill Investment Group, Inc.	13		1,857
Dime Community Bancshares, Inc.	140		3,903
Discover Financial Services	1,236		210,985
Donnelley Financial Solutions, Inc. (a)	159		6,950
Eagle Bancorp, Inc.	194		4,074
East West Bancorp, Inc.	687		61,665
Eastern Bankshares, Inc.	964		15,810
eHealth, Inc. (a)	175		1,169
Employers Holdings, Inc.	179		9,065
Enact Holdings, Inc.	212		7,367
Encore Capital Group, Inc. (a)	154		5,279
Enova International, Inc. (a)	136		13,132
Enstar Group Ltd. (a)	57		18,946
Enterprise Financial Services Corp.	202		10,855
Equitable Holdings, Inc.	1,501		78,187
Erie Indemnity Co. - Class A	158		66,210
Euronet Worldwide, Inc. (a)	215		22,973
Evercore, Inc. - Class A	179		35,750
Everest Group Ltd.	170		61,766
EZCORP, Inc. - Class A (a)	424		6,241
FactSet Research Systems, Inc.	194		88,200
Farmers National Banc Corp.	315		4,111
FB Financial Corp.	189		8,762
Federal Agricultural Mortgage Corp. - Class C	49		9,188
Federated Hermes, Inc.	299		12,190
Fidelity National Financial, Inc.	1,286		83,693
Fidelity National Information Services, Inc.	2,677		199,918
Fifth Third Bancorp	3,288		128,890
First American Financial Corp.	527		34,587
First BanCorp/Puerto Rico	663		12,710
First Bancorp/Southern Pines NC	156		6,262
First Bancshares, Inc.	141		4,767
First Busey Corp.	380		8,202
First Citizens BancShares, Inc. - Class A	53		98,268
First Commonwealth Financial Corp.	429		6,667
First Community Bankshares, Inc.	51		1,922
First Financial Bancorp	510		12,740
First Financial Bankshares, Inc.	730		26,222
First Financial Corp.	100		4,898
First Foundation, Inc.	478		2,481
First Hawaiian, Inc.	541		13,222
First Horizon Corp.	2,508		48,705
First Interstate BancSystem, Inc. - Class A	446		12,778
First Merchants Corp.	303		12,253
First Mid Bancshares, Inc.	165		5,758
FirstCash Holdings, Inc.	171		20,575
Fiserv, Inc. (a)	2,805		619,428
Flushing Financial Corp.	249		3,162
Flywire Corp. (a)	607		5,766
FNB Corp.	1,919		25,811
Franklin Resources, Inc. (b)	1,434		27,604
Fulton Financial Corp.	889		16,082
Genworth Financial, Inc. - Class A (a)	2,084		14,776
German American Bancorp, Inc.	80		3,000
Glacier Bancorp, Inc.	550		24,321
Global Payments, Inc.	1,211		118,581
Globe Life, Inc.	407		53,610
Goldman Sachs Group, Inc.	1,543		842,925
Goosehead Insurance, Inc. - Class A	134		15,820
Green Dot Corp. - Class A (a)	15		127
Hamilton Insurance Group Ltd. - Class B (a)	348		7,214
Hamilton Lane, Inc. - Class A	169		25,125
Hancock Whitney Corp.	401		21,032
Hanmi Financial Corp.	200		4,532
Hanover Insurance Group, Inc.	187		32,529
HarborOne Bancorp, Inc.	359		3,723
Hartford Financial Services Group, Inc.	1,403		173,593
HCI Group, Inc.	47		7,014
Heritage Commerce Corp.	466		4,436
Heritage Financial Corp.	184		4,477
Hilltop Holdings, Inc.	306		9,318
Home BancShares, Inc.	950		26,857
HomeStreet, Inc. (a)	165		1,937
Hope Bancorp, Inc.	702		7,350
Horace Mann Educators Corp.	249		10,640
Horizon Bancorp, Inc.	262		3,951
Houlihan Lokey, Inc.	266		42,959
Huntington Bancshares, Inc.	7,149		107,306
Independent Bank Corp.	244		15,287
Independent Bank Corp.	171		5,265
Interactive Brokers Group, Inc. - Class A	500		82,795
Intercontinental Exchange, Inc.	2,797		482,483
International Bancshares Corp.	280		17,657
International Money Express, Inc. (a)	206		2,600
Invesco Ltd.	2,200		33,374
Jack Henry & Associates, Inc.	358		65,371
Jackson Financial, Inc. - Class A	376		31,501
Jefferies Financial Group, Inc.	818		43,820
JPMorgan Chase & Co.	13,918		3,414,085
Kearny Financial Corp.	459		2,873
Kemper Corp.	300		20,055
KeyCorp	4,743		75,841
Kinsale Capital Group, Inc.	109		53,051
KKR & Co., Inc.	3,296		381,051
Lakeland Financial Corp.	98		5,825
Lazard, Inc.	411		17,796
Lemonade, Inc. (a)(b)	362		11,378
LendingClub Corp. (a)	494		5,098
LendingTree, Inc. (a)	63		3,167
Lincoln National Corp.	836		30,021
Live Oak Bancshares, Inc.	223		5,945
Loews Corp.	871		80,054
LPL Financial Holdings, Inc.	361		118,098
M&T Bank Corp.	810		144,788
Markel Group, Inc. (a)	64		119,655
MarketAxess Holdings, Inc.	182		39,376
Marqeta, Inc. - Class A (a)	1,936		7,976
Marsh & McLennan Cos., Inc.	2,412		588,600
Mastercard, Inc. - Class A	4,046		2,217,694
Mercantile Bank Corp.	108		4,692
Merchants Bancorp	103		3,811
Mercury General Corp.	82		4,584
MetLife, Inc.	2,874		230,753
Metropolitan Bank Holding Corp. (a)	75		4,199
MGIC Investment Corp.	1,215		30,108
Midland States Bancorp, Inc.	35		599
Moelis & Co. - Class A	332		19,376
Moody's Corp.	892		415,395
Morgan Stanley	6,082		709,587
Morningstar, Inc.	134		40,183
Mr Cooper Group, Inc. (a)	330		39,468
MSCI, Inc.	371		209,801
Nasdaq, Inc.	1,604		121,679
National Bank Holdings Corp. - Class A	156		5,970
Navient Corp.	669		8,449
NB Bancorp, Inc. (a)	362		6,541
NBT Bancorp, Inc.	200		8,580
NCR Atleos Corp. (a)	320		8,442
Nelnet, Inc. - Class A	73		8,098
NerdWallet, Inc. - Class A (a)	275		2,489
New York Community Bancorp, Inc.	1,904		22,124
Nicolet Bankshares, Inc.	38		4,140
NMI Holdings, Inc. - Class A (a)	394		14,204
Northeast Bank	453		41,468
Northern Trust Corp.	1,002		98,847
Northfield Bancorp, Inc.	338		3,688
Northwest Bancshares, Inc.	517		6,214
NU Holdings Ltd. - Class A (a)	14,862		152,187
OceanFirst Financial Corp.	100		1,701
OFG Bancorp	211		8,444
Old National Bancorp	1,596		33,819
Old Republic International Corp.	1,088		42,671
Old Second Bancorp, Inc.	369		6,140
OneMain Holdings, Inc.	618		30,208
Open Lending Corp. (a)	694		1,915
Origin Bancorp, Inc.	124		4,299
Oscar Health, Inc. - Class A (a)	742		9,728
Pacific Premier Bancorp, Inc.	489		10,425
Pagseguro Digital Ltd. - Class A (a)	773		5,898
Palomar Holdings, Inc. (a)	121		16,587
Park National Corp.	87		13,172
Pathward Financial, Inc.	106		7,733
Patria Investments Ltd. - Class A	274		3,093
Payoneer Global, Inc. (a)	1,300		9,503
PayPal Holdings, Inc. (a)	5,003		326,446
Peapack-Gladstone Financial Corp.	140		3,976
PennyMac Financial Services, Inc.	250		25,027
Peoples Bancorp, Inc.	167		4,953
Perella Weinberg Partners	238		4,379
Pinnacle Financial Partners, Inc.	368		39,023
Piper Sandler Cos.	85		21,051
PJT Partners, Inc. - Class A	86		11,858
PNC Financial Services Group, Inc.	1,941		341,170
Popular, Inc.	354		32,699
PRA Group, Inc. (a)	117		2,413
Preferred Bank	74		6,191
Primerica, Inc.	171		48,655
Principal Financial Group, Inc.	1,123		94,748
ProAssurance Corp. (a)	230		5,370
PROG Holdings, Inc.	248		6,597
Progressive Corp.	2,906		822,427
Prosperity Bancshares, Inc.	470		33,544
Provident Financial Services, Inc.	449		7,709
Prudential Financial, Inc.	1,778		198,567
QCR Holdings, Inc.	47		3,352
Radian Group, Inc.	745		24,637
Raymond James Financial, Inc.	929		129,047
Regions Financial Corp.	4,448		96,655
Reinsurance Group of America, Inc.	333		65,568
Remitly Global, Inc. (a)	643		13,374
RenaissanceRe Holdings Ltd.	230		55,200
Renasant Corp.	251		8,516
Repay Holdings Corp. (a)	388		2,161
RLI Corp.	390		31,329
Robinhood Markets, Inc. - Class A (a)	2,881		119,907
Ryan Specialty Holdings, Inc. (b)	502		37,083
S&P Global, Inc.	1,535		779,933
S&T Bancorp, Inc.	187		6,928
Safety Insurance Group, Inc.	96		7,572
Sandy Spring Bancorp, Inc.	166		4,640
Seacoast Banking Corp. of Florida	500		12,865
SEI Investments Co.	512		39,747
Selective Insurance Group, Inc.	300		27,462
ServisFirst Bancshares, Inc.	248		20,485
Shift4 Payments, Inc. - Class A (a)(b)	339		27,700
Simmons First National Corp. - Class A	687		14,104
SiriusPoint Ltd. (a)	408		7,054
Skyward Specialty Insurance Group, Inc. (a)	210		11,113
SLM Corp.	1,100		32,307
SoFi Technologies, Inc. (a)	4,977		57,883
Southside Bancshares, Inc.	171		4,952
SouthState Corp.	489		45,389
State Street Corp.	1,435		128,476
Stellar Bancorp, Inc.	125		3,458
StepStone Group, Inc. - Class A	321		16,766
Stewart Information Services Corp.	107		7,634
Stifel Financial Corp.	510		48,073
Stock Yards Bancorp, Inc.	175		12,085
StoneX Group, Inc. (a)	212		16,154
Synchrony Financial	1,927		102,015
Synovus Financial Corp.	727		33,980
T Rowe Price Group, Inc.	1,099		100,965
Texas Capital Bancshares, Inc. (a)	203		15,164
TFS Financial Corp.	156		1,933
Toast, Inc. - Class A (a)	1,979		65,643
Tompkins Financial Corp.	39		2,456
Towne Bank	374		12,787
TPG, Inc.	394		18,687
Tradeweb Markets, Inc. - Class A	577		85,661
Travelers Cos., Inc.	1,114		294,608
TriCo Bancshares	215		8,594
Triumph Financial, Inc. (a)	132		7,630
Truist Financial Corp.	6,504		267,640
Trupanion, Inc. (a)	112		4,174
TrustCo Bank Corp. NY	153		4,663
Trustmark Corp.	270		9,312
UMB Financial Corp.	347		35,082
United Bankshares, Inc.	707		24,512
United Community Banks, Inc.	615		17,300
United Fire Group, Inc.	166		4,890
Univest Financial Corp.	201		5,700
Unum Group	907		73,884
Upstart Holdings, Inc. (a)	371		17,077
US Bancorp	7,625		321,927
UWM Holdings Corp.	603		3,292
Valley National Bancorp	2,390		21,247
Veritex Holdings, Inc.	320		7,990
Victory Capital Holdings, Inc. - Class A	193		11,169
Virtu Financial, Inc. - Class A	350		13,342
Virtus Investment Partners, Inc.	38		6,550
Visa, Inc. - Class A	8,182		2,867,464
Voya Financial, Inc.	464		31,441
W R Berkley Corp.	1,510		107,452
WaFd, Inc.	460		13,147
Walker & Dunlop, Inc.	152		12,975
Washington Trust Bancorp, Inc.	100		3,086
Webster Financial Corp.	777		40,054
Wells Fargo & Co.	16,690		1,198,175
WesBanco, Inc.	443		13,715
Westamerica BanCorp	176		8,911
Western Alliance Bancorp	491		37,724
Western Union Co.	1,755		18,568
WEX, Inc. (a)(b)	216		33,916
White Mountains Insurance Group Ltd.	12		23,110
Wintrust Financial Corp.	319		35,875
WisdomTree, Inc.	353		3,149
World Acceptance Corp. (a)	17		2,151
WSFS Financial Corp.	274		14,212
Zions Bancorp NA	746		37,196
			39,142,895

Health Care - 11.5%
10X Genomics, Inc. - Class A (a)	700		6,111
4D Molecular Therapeutics, Inc. (a)	196		633
89bio, Inc. (a)	264		1,919
Abbott Laboratories	8,483		1,125,270
AbbVie, Inc.	8,784		1,840,424
Acadia Healthcare Co., Inc. (a)	477		14,463
ACADIA Pharmaceuticals, Inc. (a)	903		14,999
Accolade, Inc. (a)	570		3,979
AdaptHealth Corp. (a)	397		4,303
Adaptive Biotechnologies Corp. (a)	930		6,910
Addus HomeCare Corp. (a)	70		6,922
ADMA Biologics, Inc. (a)	1,139		22,598
Agilent Technologies, Inc.	1,405		164,357
agilon health, Inc. (a)	1,608		6,963
Agios Pharmaceuticals, Inc. (a)	300		8,790
Akero Therapeutics, Inc. (a)	269		10,889
Align Technology, Inc. (a)	344		54,648
Alignment Healthcare, Inc. (a)	664		12,364
Alkermes PLC (a)	883		29,157
Alnylam Pharmaceuticals, Inc. (a)	637		172,003
Alphatec Holdings, Inc. (a)	518		5,253
Altimmune, Inc. (a)	457		2,285
Amedisys, Inc. (a)	151		13,987
Amgen, Inc.	2,640		822,492
Amicus Therapeutics, Inc. (a)	1,252		10,216
AMN Healthcare Services, Inc. (a)	188		4,598
Amneal Pharmaceuticals, Inc. (a)	772		6,469
Amphastar Pharmaceuticals, Inc. (a)	217		6,291
AnaptysBio, Inc. (a)	182		3,383
Anavex Life Sciences Corp. (a)(b)	627		5,380
AngioDynamics, Inc. (a)	231		2,169
ANI Pharmaceuticals, Inc. (a)	90		6,025
Anika Therapeutics, Inc. (a)	100		1,503
Apellis Pharmaceuticals, Inc. (a)	490		10,716
Apogee Therapeutics, Inc. (a)	261		9,751
Arcellx, Inc. (a)	176		11,546
Arcturus Therapeutics Holdings, Inc. (a)	257		2,722
Arcus Biosciences, Inc. (a)	347		2,724
Arcutis Biotherapeutics, Inc. (a)	702		10,979
Ardelyx, Inc. (a)	927		4,552
Arrowhead Pharmaceuticals, Inc. (a)	563		7,173
Artivion, Inc. (a)	300		7,374
Arvinas, Inc. (a)	300		2,106
Astrana Health, Inc. (a)	202		6,264
Astria Therapeutics, Inc. (a)	80		427
AtriCure, Inc. (a)	208		6,710
Avanos Medical, Inc. (a)	297		4,256
Avantor, Inc. (a)	3,375		54,709
Avidity Biosciences, Inc. (a)	425		12,546
Axogen, Inc. (a)	391		7,233
Axsome Therapeutics, Inc. (a)	229		26,708
Azenta, Inc. (a)	282		9,768
Baxter International, Inc.	2,585		88,485
Beam Therapeutics, Inc. (a)	449		8,769
Becton Dickinson & Co.	1,414		323,891
Belite Bio, Inc. - ADR (a)	146		9,668
BioCryst Pharmaceuticals, Inc. (a)	1,160		8,700
Biogen, Inc. (a)	722		98,798
Biohaven Ltd. (a)	379		9,111
BioLife Solutions, Inc. (a)	211		4,819
BioMarin Pharmaceutical, Inc. (a)	898		63,480
Biomea Fusion, Inc. (a)	63		134
Bio-Rad Laboratories, Inc. - Class A (a)	97		23,625
Bio-Techne Corp.	765		44,852
Bluebird Bio, Inc. (a)	2,884		14,074
Blueprint Medicines Corp. (a)	320		28,323
Boston Scientific Corp. (a)	7,200		726,336
Bridgebio Pharma, Inc. (a)	858		29,661
BrightSpring Health Services, Inc. (a)	302		5,463
Bristol-Myers Squibb Co.	9,948		606,729
Brookdale Senior Living, Inc. (a)	621		3,887
Bruker Corp.	542		22,623
Cardinal Health, Inc.	1,193		164,360
CareDx, Inc. (a)	240		4,260
Castle Biosciences, Inc. (a)	171		3,423
Catalyst Pharmaceuticals, Inc. (a)	507		12,295
Celldex Therapeutics, Inc. (a)	262		4,755
Cencora, Inc.	855		237,767
Centene Corp. (a)	2,610		158,453
Certara, Inc. (a)	668		6,613
CG oncology, Inc. (a)	443		10,849
Charles River Laboratories International, Inc. (a)	250		37,630
Chemed Corp.	75		46,149
Cigna Group	1,347		443,163
Cincor Pharmaceuticals, Inc. (a)(c)	146	(d)	0	(d)
Clover Health Investments Corp. (a)	1,847		6,631
Cogent Biosciences, Inc. (a)	343		2,055
Collegium Pharmaceutical, Inc. (a)	187		5,582
Concentra Group Holdings Parent, Inc.	334		7,248
Concert Pharmaceuticals, Inc. (a)(c)	9,764	(d)	0	(d)
CONMED Corp.	169		10,206
Cooper Cos., Inc. (a)	996		84,013
Corcept Therapeutics, Inc. (a)	430		49,115
CorVel Corp. (a)	123		13,772
Crinetics Pharmaceuticals, Inc. (a)	450		15,093
Cross Country Healthcare, Inc. (a)	193		2,874
CryoPort, Inc. (a)	420		2,554
Cullinan Therapeutics, Inc. (a)	281		2,127
CVS Health Corp.	6,164		417,611
Cytek Biosciences, Inc. (a)	397		1,592
Cytokinetics, Inc. (a)	566		22,748
Danaher Corp.	3,226		661,330
DaVita, Inc. (a)	425		65,012
Day One Biopharmaceuticals, Inc. (a)	242		1,919
Definitive Healthcare Corp. (a)	302		873
Denali Therapeutics, Inc. (a)	627		8,524
DENTSPLY SIRONA, Inc.	1,122		16,763
Dexcom, Inc. (a)	1,960		133,848
Disc Medicine, Inc. (a)	100		4,964
Doximity, Inc. - Class A (a)	631		36,617
Dynavax Technologies Corp. (a)	612		7,938
Dyne Therapeutics, Inc. (a)	322		3,368
Edgewise Therapeutics, Inc. (a)	230		5,060
Edwards Lifesciences Corp. (a)	2,730		197,870
Elanco Animal Health, Inc. (a)	2,580		27,090
Elevance Health, Inc.	1,134		493,245
Eli Lilly & Co.	4,181		3,453,130
Embecta Corp.	345		4,399
Enanta Pharmaceuticals, Inc. (a)	103		569
Encompass Health Corp.	494		50,032
Enhabit, Inc. (a)	236		2,074
Enovis Corp. (a)	346		13,221
Ensign Group, Inc.	264		34,162
Envista Holdings Corp. (a)	798		13,773
Establishment Labs Holdings, Inc. (a)(b)	112		4,570
Evolent Health, Inc. - Class A (a)	492		4,659
Evolus, Inc. (a)	316		3,801
Exact Sciences Corp. (a)	924		40,000
Exelixis, Inc. (a)	1,330		49,104
EyePoint Pharmaceuticals, Inc. (a)	148		802
Fortrea Holdings, Inc. (a)	469		3,541
Fulcrum Therapeutics, Inc. (a)	295		850
Fulgent Genetics, Inc. (a)	178		3,008
GE HealthCare Technologies, Inc.	2,059		166,182
GeneDx Holdings Corp. (a)	95		8,414
Gilead Sciences, Inc.	6,152		689,332
Glaukos Corp. (a)	251		24,703
Globus Medical, Inc. - Class A (a)	579		42,383
GoodRx Holdings, Inc. - Class A (a)	687		3,030
GRAIL, Inc. (a)	135		3,448
Guardant Health, Inc. (a)	570		24,282
Haemonetics Corp. (a)	250		15,888
Halozyme Therapeutics, Inc. (a)	605		38,605
Harmony Biosciences Holdings, Inc. (a)	168		5,576
Harrow, Inc. (a)	170		4,522
HCA Healthcare, Inc.	912		315,142
Health Catalyst, Inc. (a)	72		326
HealthEquity, Inc. (a)	430		37,999
HealthStream, Inc.	10		322
Henry Schein, Inc. (a)	633		43,354
Hims & Hers Health, Inc. (a)	881		26,034
Hologic, Inc. (a)	1,161		71,715
Humana, Inc.	604		159,818
ICON PLC (a)	403		70,521
ICU Medical, Inc. (a)	100		13,886
Ideaya Biosciences, Inc. (a)	260		4,259
IDEXX Laboratories, Inc. (a)	396		166,300
Illumina, Inc. (a)	757		60,060
Immunome, Inc. (a)	251		1,689
Immunovant, Inc. (a)	304		5,195
Incyte Corp. (a)	1,108		67,089
Inhibrx Biosciences, Inc. (a)	38		532
Innoviva, Inc. (a)	242		4,387
Inogen, Inc. (a)	213		1,519
Insmed, Inc. (a)	852		64,999
Inspire Medical Systems, Inc. (a)	141		22,458
Insulet Corp. (a)	346		90,863
Integer Holdings Corp. (a)	148		17,465
Integra LifeSciences Holdings Corp. (a)	378		8,312
Intellia Therapeutics, Inc. (a)(b)	617		4,387
Intra-Cellular Therapies, Inc. (a)	453		59,760
Intuitive Surgical, Inc. (a)	1,733		858,303
Ionis Pharmaceuticals, Inc. (a)	700		21,119
Iovance Biotherapeutics, Inc. (a)	902		3,004
IQVIA Holdings, Inc. (a)	890		156,907
iRhythm Technologies, Inc. (a)	166		17,377
Ironwood Pharmaceuticals, Inc. (a)	708		1,041
iTeos Therapeutics, Inc. (a)	258		1,540
Janux Therapeutics, Inc. (a)	167		4,509
Jazz Pharmaceuticals PLC (a)	316		39,231
Johnson & Johnson	11,806		1,957,907
Keros Therapeutics, Inc. (a)	124		1,264
Kiniksa Pharmaceuticals International PLC (a)	106		2,354
Krystal Biotech, Inc. (a)	108		19,472
Kura Oncology, Inc. (a)	403		2,660
Kymera Therapeutics, Inc. (a)	271		7,417
Labcorp Holdings, Inc.	417		97,053
Lantheus Holdings, Inc. (a)	358		34,941
Legend Biotech Corp. - ADR (a)	920		31,216
LeMaitre Vascular, Inc.	104		8,726
LifeStance Health Group, Inc. (a)	653		4,349
Ligand Pharmaceuticals, Inc. (a)	111		11,671
Liquidia Corp. (a)	53		782
Madrigal Pharmaceuticals, Inc. (a)	79		26,167
MannKind Corp. (a)	982		4,939
Maravai LifeSciences Holdings, Inc. - Class A (a)	659		1,456
Masimo Corp. (a)	259		43,149
MaxCyte, Inc. (a)	828		2,260
McKesson Corp.	636		428,022
Medpace Holdings, Inc. (a)	127		38,696
Medtronic PLC	6,292		565,399
Merck & Co., Inc.	12,436		1,116,255
Merit Medical Systems, Inc. (a)	298		31,502
Mesa Laboratories, Inc.	34		4,034
Mettler-Toledo International, Inc. (a)	96		113,367
MiMedx Group, Inc. (a)	749		5,692
Mirum Pharmaceuticals, Inc. (a)	146		6,577
Moderna, Inc. (a)	1,664		47,174
ModivCare, Inc. (a)	60		79
Molina Healthcare, Inc. (a)	292		96,182
Monte Rosa Therapeutics, Inc. (a)	5,150		23,896
Myriad Genetics, Inc. (a)	450		3,992
Natera, Inc. (a)	561		79,331
National HealthCare Corp.	67		6,218
National Research Corp.	128		1,638
Neogen Corp. (a)	1,159		10,049
NeoGenomics, Inc. (a)	690		6,548
Neurocrine Biosciences, Inc. (a)	480		53,088
Nevro Corp. (a)	162		946
Novavax, Inc. (a)(b)	757		4,852
Nurix Therapeutics, Inc. (a)	394		4,681
Nuvalent, Inc. - Class A (a)	159		11,276
Ocular Therapeutix, Inc. (a)	426		3,123
Olema Pharmaceuticals, Inc. (a)	354		1,331
OmniAb Operations, Inc. (a)(c)	42	(d)	0	(d)
OmniAb Operations, Inc. (a)(c)	42	(d)	0	(d)
Omnicell, Inc. (a)	252		8,810
Option Care Health, Inc. (a)	718		25,094
OraSure Technologies, Inc. (a)	573		1,931
Organon & Co.	1,281		19,074
Orthofix Medical, Inc. (a)	298		4,860
OrthoPediatrics Corp. (a)	105		2,586
Owens & Minor, Inc. (a)	312		2,817
Pacira BioSciences, Inc. (a)	279		6,933
Paragon 28, Inc. (a)	316		4,127
Patterson Cos., Inc.	463		14,464
Pediatrix Medical Group, Inc. (a)	600		8,694
Pennant Group, Inc. (a)	150		3,772
Penumbra, Inc. (a)	184		49,203
Perrigo Co. PLC	698		19,572
Perspective Therapeutics, Inc. (a)	604		1,287
Pfizer, Inc.	28,133		712,890
Phreesia, Inc. (a)	360		9,202
Pliant Therapeutics, Inc. (a)	222		300
Praxis Precision Medicines, Inc. (a)	134		5,075
Premier, Inc. - Class A	627		12,089
Prestige Consumer Healthcare, Inc. (a)	271		23,298
Privia Health Group, Inc. (a)	611		13,717
PROCEPT BioRobotics Corp. (a)	284		16,546
Progyny, Inc. (a)	390		8,713
Protagonist Therapeutics, Inc. (a)	308		14,895
Prothena Corp. PLC (a)	257		3,180
PTC Therapeutics, Inc. (a)	372		18,957
Pulmonx Corp. (a)	288		1,938
Quanterix Corp. (a)	228		1,484
Quest Diagnostics, Inc.	548		92,722
QuidelOrtho Corp. (a)	264		9,232
RadNet, Inc. (a)	264		13,126
Recursion Pharmaceuticals, Inc. - Class A (a)(b)	2,344		12,400
Regeneron Pharmaceuticals, Inc.	526		333,605
REGENXBIO, Inc. (a)	218		1,559
Relay Therapeutics, Inc. (a)	410		1,074
Repligen Corp. (a)	267		33,973
Replimune Group, Inc. (a)	282		2,750
ResMed, Inc.	718		160,724
REVOLUTION Medicines, Inc. (a)	747		26,414
Revvity, Inc.	625		66,125
Rhythm Pharmaceuticals, Inc. (a)	231		12,236
Rocket Pharmaceuticals, Inc. (a)	400		2,668
Royalty Pharma PLC - Class A	1,915		59,614
RxSight, Inc. (a)	228		5,757
Sage Therapeutics, Inc. (a)	300		2,385
Sanofi SA (a)(c)	155	(d)	0	(d)
Sarepta Therapeutics, Inc. (a)	463		29,549
Scholar Rock Holding Corp. (a)	563		18,100
Schrodinger, Inc. (a)	309		6,100
Select Medical Holdings Corp.	415		6,930
SI-BONE, Inc. (a)	281		3,942
Simulations Plus, Inc.	97		2,378
Soleno Therapeutics, Inc. (a)	91		6,502
Solventum Corp. (a)	699		53,152
Sotera Health Co. (a)	601		7,008
SpringWorks Therapeutics, Inc. (a)	280		12,356
Spyre Therapeutics, Inc. (a)	352		5,680
STAAR Surgical Co. (a)	280		4,936
STERIS PLC	480		108,792
Structure Therapeutics, Inc. - ADR (a)	183		3,168
Stryker Corp.	1,755		653,299
Summit Therapeutics, Inc. (a)	514		9,915
Supernus Pharmaceuticals, Inc. (a)	275		9,006
Surgery Partners, Inc. (a)	422		10,023
Surmodics, Inc. (a)	134		4,091
Syndax Pharmaceuticals, Inc. (a)	387		4,754
Tandem Diabetes Care, Inc. (a)	348		6,668
Tarsus Pharmaceuticals, Inc. (a)	201		10,325
Teladoc Health, Inc. (a)	839		6,678
Teleflex, Inc.	234		32,336
Tempus AI, Inc. (a)(b)	244		11,771
Tenet Healthcare Corp. (a)	474		63,753
TG Therapeutics, Inc. (a)	580		22,869
Thermo Fisher Scientific, Inc.	1,873		932,005
Tourmaline Bio, Inc. (a)	121		1,840
TransMedics Group, Inc. (a)	156		10,496
Travere Therapeutics, Inc. (a)	326		5,842
Treace Medical Concepts, Inc. (a)	218		1,829
TruBridge, Inc. (a)	100		2,752
Twist Bioscience Corp. (a)	376		14,762
UFP Technologies, Inc. (a)	46		9,279
Ultragenyx Pharmaceutical, Inc. (a)	353		12,782
United Therapeutics Corp. (a)	226		69,669
UnitedHealth Group, Inc.	4,525		2,369,969
Universal Health Services, Inc. - Class B	292		54,867
US Physical Therapy, Inc.	93		6,729
Vanda Pharmaceuticals, Inc. (a)	481		2,208
Varex Imaging Corp. (a)	282		3,271
Vaxcyte, Inc. (a)	665		25,110
Veeva Systems, Inc. - Class A (a)	727		168,395
Vera Therapeutics, Inc. (a)	198		4,756
Veracyte, Inc. (a)	440		13,046
Vericel Corp. (a)	230		10,263
Vertex Pharmaceuticals, Inc. (a)	1,276		618,630
Verve Therapeutics, Inc. (a)	193		882
Viatris, Inc.	5,852		50,971
Viking Therapeutics, Inc. (a)	461		11,133
Vir Biotechnology, Inc. (a)	580		3,758
Viridian Therapeutics, Inc. (a)	242		3,262
Waters Corp. (a)	283		104,305
Waystar Holding Corp. (a)	383		14,309
West Pharmaceutical Services, Inc.	362		81,045
Xencor, Inc. (a)	269		2,862
Y-mAbs Therapeutics, Inc. (a)	304		1,347
Zimmer Biomet Holdings, Inc.	1,007		113,972
Zimvie, Inc. (a)	127		1,372
Zoetis, Inc.	2,223		366,017
Zymeworks, Inc. (a)	387		4,609
			30,270,314

Industrials - 9.6%
3M Co.	2,695		395,788
A O Smith Corp.	532		34,772
AAON, Inc.	321		25,080
AAR Corp. (a)	187		10,470
ABM Industries, Inc.	247		11,698
ACCO Brands Corp.	825		3,457
Acuity Brands, Inc.	159		41,873
ACV Auctions, Inc. - Class A (a)	684		9,638
Advanced Drainage Systems, Inc.	355		38,571
AECOM	632		58,605
AeroVironment, Inc. (a)	126		15,018
AGCO Corp.	299		27,678
Air Lease Corp.	501		24,203
Air Transport Services Group, Inc. (a)	401		8,998
Alamo Group, Inc.	63		11,227
Alaska Air Group, Inc. (a)	596		29,335
Albany International Corp. - Class A	165		11,392
Alight, Inc. - Class A	2,158		12,797
Allegiant Travel Co.	73		3,770
Allegion PLC	451		58,837
Allison Transmission Holdings, Inc.	402		38,459
Amentum Holdings, Inc. (a)	641		11,666
Ameresco, Inc. - Class A (a)	181		2,186
American Airlines Group, Inc. (a)	3,039		32,061
American Superconductor Corp. (a)	698		12,662
American Woodmark Corp. (a)	101		5,942
AMETEK, Inc.	1,118		192,453
Apogee Enterprises, Inc.	118		5,467
Applied Industrial Technologies, Inc.	175		39,435
ArcBest Corp.	109		7,693
Archer Aviation, Inc. - Class A (a)	1,807		12,848
Arcosa, Inc.	200		15,424
Argan, Inc.	73		9,575
Armstrong World Industries, Inc.	217		30,571
Array Technologies, Inc. (a)	750		3,653
Astec Industries, Inc.	92		3,169
Astronics Corp. (a)	241		5,825
Atkore, Inc.	202		12,118
Atmus Filtration Technologies, Inc.	330		12,121
Automatic Data Processing, Inc.	2,000		611,060
Avis Budget Group, Inc. (a)	148		11,233
Axon Enterprise, Inc. (a)	353		185,660
AZEK Co., Inc. (a)	652		31,876
AZZ, Inc.	130		10,869
Barrett Business Services, Inc.	96		3,950
Beacon Roofing Supply, Inc. (a)	316		39,089
Bloom Energy Corp. - Class A (a)	1,070		21,036
Blue Bird Corp. (a)	138		4,467
Boeing Co. (a)	3,664		624,895
Boise Cascade Co.	214		20,991
Booz Allen Hamilton Holding Corp.	621		64,944
Brady Corp. - Class A	166		11,726
BrightView Holdings, Inc. (a)	204		2,619
Brink's Co.	213		18,352
Broadridge Financial Solutions, Inc.	558		135,293
Builders FirstSource, Inc. (a)	551		68,842
BWX Technologies, Inc.	439		43,307
CACI International, Inc. - Class A (a)	111		40,728
Cadre Holdings, Inc.	61		1,806
Carlisle Cos., Inc.	218		74,229
Carrier Global Corp.	4,102		260,067
Casella Waste Systems, Inc. - Class A (a)	276		30,777
Caterpillar, Inc.	2,376		783,605
CBIZ, Inc. (a)	220		16,689
CECO Environmental Corp. (a)	217		4,948
CH Robinson Worldwide, Inc.	581		59,494
Chart Industries, Inc. (a)	200		28,872
Cimpress PLC (a)	90		4,071
Cintas Corp.	1,681		345,496
Clean Harbors, Inc. (a)	252		49,669
Columbus McKinnon Corp.	101		1,710
Comfort Systems USA, Inc.	169		54,474
Concentrix Corp.	285		15,857
Construction Partners, Inc. - Class A (a)	212		15,236
Copart, Inc. (a)	4,290		242,771
Core & Main, Inc. - Class A (a)	962		46,474
CRA International, Inc.	15		2,598
Crane Co.	280		42,890
CSG Systems International, Inc.	167		10,099
CSW Industrials, Inc.	73		21,281
CSX Corp.	9,514		279,997
Cummins, Inc.	672		210,632
Curtiss-Wright Corp.	191		60,599
Dayforce, Inc. (a)	780		45,497
Deere & Co.	1,245		584,341
Delta Air Lines, Inc.	3,119		135,988
Deluxe Corp.	200		3,162
DNOW, Inc. (a)	649		11,085
Donaldson Co., Inc.	592		39,700
Douglas Dynamics, Inc.	169		3,926
Dover Corp.	660		115,949
Driven Brands Holdings, Inc. (a)	420		7,199
Ducommun, Inc. (a)	100		5,803
Dun & Bradstreet Holdings, Inc.	1,224		10,943
DXP Enterprises, Inc. (a)	30		2,468
Dycom Industries, Inc. (a)	152		23,156
Eaton Corp. PLC	1,976		537,136
EMCOR Group, Inc.	225		83,167
Emerson Electric Co.	2,792		306,115
Energy Recovery, Inc. (a)	281		4,465
Enerpac Tool Group Corp.	290		13,009
EnerSys	202		18,499
Ennis, Inc.	50		1,005
Enovix Corp. (a)	827		6,070
Enpro, Inc.	118		19,091
Enviri Corp. (a)	3		20
Eos Energy Enterprises, Inc. (a)	1,317		4,978
Equifax, Inc.	604		147,110
Esab Corp.	280		32,620
ESCO Technologies, Inc.	136		21,640
Everus Construction Group, Inc. (a)	225		8,345
ExlService Holdings, Inc. (a)	721		34,038
Expeditors International of Washington, Inc.	674		81,049
Exponent, Inc.	255		20,670
Fastenal Co.	2,798		216,985
Federal Signal Corp.	319		23,462
FedEx Corp.	1,125		274,253
Ferguson Enterprises, Inc.	972		155,744
First Advantage Corp. (a)(b)	366		5,157
Flowserve Corp.	584		28,523
Fluence Energy, Inc. (a)	667		3,235
Fluor Corp. (a)	903		32,345
Fortive Corp.	1,695		124,040
Fortune Brands Innovations, Inc.	636		38,720
Forward Air Corp. (a)(b)	152		3,054
Franklin Covey Co. (a)	104		2,872
Franklin Electric Co., Inc.	206		19,339
FTAI Aviation Ltd.	495		54,960
FTAI Infrastructure, Inc.	259		1,173
FTI Consulting, Inc. (a)	180		29,534
FuelCell Energy, Inc. (a)(b)	2,003		9,194
Gates Industrial Corp. PLC (a)	1,190		21,908
GATX Corp.	168		26,085
GE Vernova, Inc.	1,342		409,686
Genco Shipping & Trading Ltd.	206		2,752
Generac Holdings, Inc. (a)	272		34,449
General Dynamics Corp.	1,341		365,530
General Electric Co.	5,304		1,061,596
Genpact Ltd.	845		42,571
Gibraltar Industries, Inc. (a)	138		8,095
Global Industrial Co.	10		224
GMS, Inc. (a)	191		13,975
Gorman-Rupp Co.	58		2,036
Graco, Inc.	784		65,472
Granite Construction, Inc.	246		18,548
Great Lakes Dredge & Dock Corp. (a)	638		5,551
Greenbrier Cos., Inc.	109		5,583
Griffon Corp.	156		11,154
GXO Logistics, Inc. (a)	623		24,347
H&E Equipment Services, Inc.	166		15,735
Hayward Holdings, Inc. (a)	1,094		15,228
Healthcare Services Group, Inc. (a)	375		3,780
Heartland Express, Inc.	340		3,135
HEICO Corp.	206		55,041
HEICO Corp. - Class A	366		77,215
Heidrick & Struggles International, Inc.	39		1,670
Helios Technologies, Inc.	150		4,814
Herc Holdings, Inc.	143		19,201
Hertz Global Holdings, Inc. (a)(b)	1,622		6,391
Hexcel Corp.	320		17,523
Hillenbrand, Inc.	325		7,846
Hillman Solutions Corp. (a)	977		8,588
HNI Corp.	274		12,152
Honeywell International, Inc.	3,187		674,847
Howmet Aerospace, Inc.	1,981		256,995
Hub Group, Inc. - Class A	286		10,631
Hubbell, Inc.	256		84,713
Huntington Ingalls Industries, Inc.	202		41,216
Huron Consulting Group, Inc. (a)	109		15,636
Hyster-Yale, Inc.	62		2,575
ICF International, Inc.	97		8,242
IDEX Corp.	379		68,588
IES Holdings, Inc. (a)	98		16,181
Illinois Tool Works, Inc.	1,453		360,359
Ingersoll Rand, Inc.	1,965		157,259
Innodata, Inc. (a)	346		12,421
Insperity, Inc.	190		16,954
Insteel Industries, Inc.	55		1,447
Interface, Inc.	189		3,750
Intuitive Machines, Inc. (a)	343		2,555
ITT, Inc.	405		52,310
Jacobs Solutions, Inc.	589		71,204
Janus International Group, Inc. (a)	533		3,838
JB Hunt Transport Services, Inc.	412		60,955
JELD-WEN Holding, Inc. (a)	322		1,922
JetBlue Airways Corp. (a)	1,750		8,435
Joby Aviation, Inc. (a)(b)	2,389		14,382
John Bean Technologies Corp.	151		18,452
Johnson Controls International PLC	3,268		261,799
Kadant, Inc.	54		18,193
KBR, Inc.	652		32,476
Kelly Services, Inc. - Class A	233		3,069
Kennametal, Inc.	304		6,475
Kforce, Inc.	69		3,373
Kirby Corp. (a)	300		30,303
Knight-Swift Transportation Holdings, Inc.	748		32,531
Korn Ferry	285		19,332
Kratos Defense & Security Solutions, Inc. (a)	758		22,505
L3Harris Technologies, Inc.	915		191,519
Landstar System, Inc.	171		25,684
Legalzoom.com, Inc. (a)	741		6,380
Leidos Holdings, Inc.	634		85,552
Lennox International, Inc.	155		86,929
Leonardo DRS, Inc.	332		10,916
Limbach Holdings, Inc. (a)	238		17,724
Lincoln Electric Holdings, Inc.	266		50,317
Lindsay Corp.	58		7,338
Liquidity Services, Inc. (a)	313		9,706
Loar Holdings, Inc. (a)	388		27,412
Lockheed Martin Corp.	1,170		522,651
Lyft, Inc. - Class A (a)	1,606		19,063
Manitowoc Co., Inc. (a)	268		2,302
ManpowerGroup, Inc.	256		14,817
Marten Transport Ltd.	308		4,226
Masco Corp.	1,080		75,103
MasTec, Inc. (a)	333		38,864
Masterbrand, Inc. (a)	726		9,482
Matson, Inc.	175		22,430
Matthews International Corp. - Class A	100		2,224
Maximus, Inc.	330		22,503
McGrath RentCorp	114		12,700
MDU Resources Group, Inc.	900		15,219
Mercury Systems, Inc. (a)	345		14,866
Middleby Corp. (a)	281		42,706
Miller Industries, Inc.	104		4,406
MillerKnoll, Inc.	460		8,804
Montrose Environmental Group, Inc. (a)	185		2,638
Moog, Inc. - Class A	135		23,402
MRC Global, Inc. (a)	586		6,727
MSA Safety, Inc.	195		28,605
MSC Industrial Direct Co., Inc. - Class A	245		19,029
Mueller Industries, Inc.	503		38,298
Mueller Water Products, Inc. - Class A	609		15,481
MYR Group, Inc. (a)	77		8,708
NANO Nuclear Energy, Inc. (a)(b)	196		5,186
NEXTracker, Inc. - Class A (a)	702		29,582
Nordson Corp.	258		52,044
Norfolk Southern Corp.	1,123		265,983
Northrop Grumman Corp.	737		377,351
NuScale Power Corp. (a)	387		5,480
NV5 Global, Inc. (a)	280		5,396
nVent Electric PLC	806		42,251
Old Dominion Freight Line, Inc.	909		150,394
OPENLANE, Inc. (a)	361		6,960
Oshkosh Corp.	312		29,353
Otis Worldwide Corp.	1,942		200,414
Owens Corning	438		62,555
PACCAR, Inc.	2,528		246,151
Parker-Hannifin Corp.	628		381,730
Parsons Corp. (a)	517		30,612
Paychex, Inc.	1,574		242,837
Paycom Software, Inc.	252		55,057
Paycor HCM, Inc. (a)	222		4,982
Paylocity Holding Corp. (a)	213		39,903
Pitney Bowes, Inc.	1,050		9,503
Planet Labs PBC (a)	1,291		4,364
Powell Industries, Inc.	33		5,621
Primoris Services Corp.	238		13,664
Proto Labs, Inc. (a)	130		4,555
Quanex Building Products Corp.	112		2,082
Quanta Services, Inc.	709		180,214
RB Global, Inc.	903		90,571
RBC Bearings, Inc. (a)	145		46,657
Regal Rexnord Corp.	343		39,051
Republic Services, Inc.	1,001		242,402
Resideo Technologies, Inc. (a)	758		13,417
Resolute Holdings Management, Inc. (a)	38		1,191
Resources Connection, Inc.	200		1,308
REV Group, Inc.	220		6,952
Robert Half, Inc.	493		26,893
Rocket Lab USA, Inc. (a)	1,580		28,250
Rockwell Automation, Inc.	556		143,659
Rollins, Inc.	1,432		77,371
RTX Corp.	6,661		882,316
Rush Enterprises, Inc. - Class A	342		18,266
RXO, Inc. (a)	636		12,148
Ryder System, Inc.	207		29,769
Saia, Inc. (a)	135		47,173
Schneider National, Inc. - Class B	218		4,981
Science Applications International Corp.	253		28,404
Sensata Technologies Holding PLC	783		19,003
Shoals Technologies Group, Inc. - Class A (a)	971		3,224
Shyft Group, Inc.	75		607
Simpson Manufacturing Co., Inc.	224		35,186
SiteOne Landscape Supply, Inc. (a)	230		27,931
SkyWest, Inc. (a)	217		18,959
Snap-on, Inc.	259		87,286
Southwest Airlines Co.	2,824		94,830
Spirit AeroSystems Holdings, Inc. - Class A (a)	594		20,469
SPX Technologies, Inc. (a)	229		29,491
SS&C Technologies Holdings, Inc.	1,090		91,048
Standex International Corp.	50		8,070
Stanley Black & Decker, Inc.	753		57,891
Steelcase, Inc. - Class A	551		6,039
Sterling Infrastructure, Inc. (a)	145		16,415
Stratasys Ltd. (a)	380		3,720
Sun Country Airlines Holdings, Inc. (a)	326		4,016
Sunrun, Inc. (a)	1,904		11,157
Symbotic, Inc. (a)(b)	224		4,527
Tennant Co.	99		7,895
Terex Corp.	353		13,336
Tetra Tech, Inc.	1,265		37,001
Textron, Inc.	885		63,941
Thermon Group Holdings, Inc. (a)	89		2,479
Timken Co.	302		21,705
Titan International, Inc. (a)	375		3,146
Titan Machinery, Inc. (a)	167		2,846
Toro Co.	515		37,466
Trane Technologies PLC	1,117		376,340
Transcat, Inc. (a)	59		4,393
TransDigm Group, Inc.	266		367,955
TransUnion	964		80,002
Trex Co., Inc. (a)	524		30,444
TriNet Group, Inc.	236		18,701
Trinity Industries, Inc.	359		10,074
Triumph Group, Inc. (a)	454		11,504
TrueBlue, Inc. (a)	55		292
TTEC Holdings, Inc.	54		178
Tutor Perini Corp. (a)	200		4,636
Uber Technologies, Inc. (a)	9,912		722,188
UFP Industries, Inc.	321		34,360
U-Haul Holding Co. (a)	29		1,895
U-Haul Holding Co.	478		28,288
UL Solutions, Inc.	300		16,920
UniFirst Corp.	86		14,964
Union Pacific Corp.	2,983		704,704
United Airlines Holdings, Inc. (a)	1,602		110,618
United Parcel Service, Inc. - Class B	3,612		397,284
United Rentals, Inc.	322		201,797
Upwork, Inc. (a)	950		12,398
V2X, Inc. (a)	108		5,297
Valmont Industries, Inc.	92		26,254
Veralto Corp.	1,137		110,801
Verisk Analytics, Inc.	698		207,739
Verra Mobility Corp. (a)	778		17,513
Vertiv Holdings Co. - Class A	1,767		127,577
Vestis Corp.	703		6,960
Viad Corp. (a)	100		3,539
Vicor Corp. (a)	89		4,163
VSE Corp.	105		12,599
Wabash National Corp.	195		2,155
Waste Management, Inc.	1,966		455,149
Watsco, Inc.	166		84,378
Watts Water Technologies, Inc. - Class A	128		26,102
Werner Enterprises, Inc.	290		8,497
WESCO International, Inc.	221		34,321
Westinghouse Air Brake Technologies Corp.	857		155,417
Willdan Group, Inc. (a)	64		2,606
WillScot Mobile Mini Holdings Corp.	927		25,771
Woodward, Inc.	273		49,820
WW Grainger, Inc.	216		213,371
Xometry, Inc. - Class A (a)	195		4,859
XPO, Inc. (a)	558		60,030
Xylem, Inc.	1,190		142,157
Zurn Elkay Water Solutions Corp.	730		24,075
			25,396,954

Information Technology - 27.6%(e)
A10 Networks, Inc.	327		5,343
Accenture PLC - Class A	3,068		957,339
ACI Worldwide, Inc. (a)	560		30,638
ACM Research, Inc. - Class A (a)	346		8,076
Adeia, Inc.	458		6,055
Adobe, Inc. (a)	2,168		831,493
ADTRAN Holdings, Inc. (a)	374		3,261
Advanced Energy Industries, Inc.	173		16,489
Advanced Micro Devices, Inc. (a)	7,905		812,160
Aehr Test Systems (a)(b)	132		962
Agilysys, Inc. (a)	128		9,285
Akamai Technologies, Inc. (a)	745		59,972
Alarm.com Holdings, Inc. (a)	253		14,079
Alkami Technology, Inc. (a)	304		7,980
Allegro MicroSystems, Inc. (a)	616		15,480
Alpha & Omega Semiconductor Ltd. (a)	148		3,679
Ambarella, Inc. (a)	160		8,053
Amdocs Ltd.	551		50,416
American Software, Inc. - Class A	309		4,406
Amkor Technology, Inc.	587		10,601
Amphenol Corp. - Class A	5,873		385,210
Amplitude, Inc. - Class A (a)	314		3,200
Analog Devices, Inc.	2,428		489,655
ANSYS, Inc. (a)	419		132,639
Appfolio, Inc. - Class A (a)	119		26,168
Appian Corp. - Class A (a)	213		6,137
Apple, Inc.	72,684		16,145,297
Applied Digital Corp. (a)(b)	1,071		6,019
Applied Materials, Inc.	4,036		585,704
Applied Optoelectronics, Inc. (a)	226		3,469
AppLovin Corp. - Class A (a)	916		242,713
Arista Networks, Inc. (a)	5,037		390,267
Arlo Technologies, Inc. (a)	613		6,050
Arrow Electronics, Inc. (a)	271		28,138
Asana, Inc. - Class A (a)	399		5,813
ASGN, Inc. (a)	250		15,755
Astera Labs, Inc. (a)	518		30,909
Atlassian Corp. - Class A (a)	771		163,614
Aurora Innovation, Inc. (a)	4,402		29,603
Autodesk, Inc. (a)	1,056		276,461
AvePoint, Inc. (a)	419		6,050
Avnet, Inc.	458		22,025
Axcelis Technologies, Inc. (a)	150		7,450
Badger Meter, Inc.	134		25,493
Bel Fuse, Inc. - Class B	33		2,470
Belden, Inc.	167		16,742
Benchmark Electronics, Inc.	136		5,172
Bentley Systems, Inc. - Class B	649		25,532
BigCommerce Holdings, Inc. (a)	323		1,860
BILL Holdings, Inc. (a)	502		23,037
Blackbaud, Inc. (a)	200		12,410
BlackLine, Inc. (a)	240		11,621
Blend Labs, Inc. - Class A (a)	1,843		6,174
Box, Inc. - Class A (a)	708		21,849
Braze, Inc. - Class A (a)	253		9,128
Broadcom, Inc.	22,393		3,749,260
C3.ai, Inc. - Class A (a)	589		12,398
Cadence Design Systems, Inc. (a)	1,337		340,039
Calix, Inc. (a)	308		10,916
CCC Intelligent Solutions Holdings, Inc. (a)	1,988		17,952
CDW Corp./DE	637		102,086
Cerence, Inc. (a)	542		4,282
CEVA, Inc. (a)	176		4,507
Ciena Corp. (a)	655		39,582
Cipher Mining, Inc. (a)	1,593		3,664
Cirrus Logic, Inc. (a)	292		29,099
Cisco Systems, Inc.	19,739		1,218,094
Cleanspark, Inc. (a)(b)	1,185		7,963
Clear Secure, Inc. - Class A	415		10,753
Clearfield, Inc. (a)	62		1,843
Clearwater Analytics Holdings, Inc. - Class A (a)	828		22,190
Cloudflare, Inc. - Class A (a)	1,445		162,837
Cognex Corp.	895		26,698
Cognizant Technology Solutions Corp. - Class A	2,402		183,753
Coherent Corp. (a)	744		48,315
Cohu, Inc. (a)	226		3,324
CommScope Holding Co., Inc. (a)	1,602		8,507
Commvault Systems, Inc. (a)	228		35,969
CompoSecure, Inc.	459		4,989
Confluent, Inc. - Class A (a)	1,199		28,105
Consensus Cloud Solutions, Inc. (a)	108		2,493
Core Scientific, Inc. (a)	1,454		10,527
Corning, Inc.	3,760		172,133
Corsair Gaming, Inc. (a)	381		3,376
Couchbase, Inc. (a)	157		2,473
Crane NXT Co.	260		13,364
Credo Technology Group Holding Ltd. (a)	668		26,827
Crowdstrike Holdings, Inc. - Class A (a)	1,127		397,358
CTS Corp.	112		4,654
Datadog, Inc. - Class A (a)	1,448		143,656
Dell Technologies, Inc. - Class C	1,590		144,928
Diebold Nixdorf, Inc. (a)	188		8,219
Digi International, Inc. (a)	182		5,065
Digimarc Corp. (a)	114		1,461
DigitalOcean Holdings, Inc. (a)	270		9,015
Diodes, Inc. (a)	233		10,059
DocuSign, Inc. (a)	981		79,853
Dolby Laboratories, Inc. - Class A	300		24,093
Domo, Inc. - Class B (a)	254		1,971
DoubleVerify Holdings, Inc. (a)	698		9,332
Dropbox, Inc. - Class A (a)	1,050		28,045
DXC Technology Co. (a)	797		13,589
Dynatrace, Inc. (a)	1,482		69,876
eGain Corp. (a)	150		727
Elastic NV (a)	391		34,838
Enphase Energy, Inc. (a)	663		41,139
Entegris, Inc.	753		65,872
EPAM Systems, Inc. (a)	261		44,067
ePlus, Inc. (a)	132		8,056
Extreme Networks, Inc. (a)	685		9,063
F5, Inc. (a)	288		76,686
Fabrinet (a)	185		36,539
Fair Isaac Corp. (a)	119		219,455
FARO Technologies, Inc. (a)	170		4,641
Fastly, Inc. - Class A (a)	589		3,728
First Solar, Inc. (a)	514		64,985
Five9, Inc. (a)	321		8,715
Flex Ltd. (a)	1,927		63,745
FormFactor, Inc. (a)	429		12,136
Fortinet, Inc. (a)	3,090		297,443
Freshworks, Inc. - Class A (a)	748		10,554
Gartner, Inc. (a)	372		156,143
Gen Digital, Inc.	2,736		72,613
Gitlab, Inc. - Class A (a)	553		25,991
GLOBALFOUNDRIES, Inc. (a)	388		14,321
GoDaddy, Inc. - Class A (a)	685		123,396
Grid Dynamics Holdings, Inc. (a)	258		4,038
Guidewire Software, Inc. (a)	391		73,258
Hackett Group, Inc.	40		1,169
Harmonic, Inc. (a)	547		5,246
Hewlett Packard Enterprise Co.	6,527		100,712
HP, Inc.	4,810		133,189
HubSpot, Inc. (a)	246		140,537
Hut 8 Corp. (a)	771		8,959
Ichor Holdings Ltd. (a)	183		4,138
Impinj, Inc. (a)	147		13,333
indie Semiconductor, Inc. - Class A (a)(b)	774		1,575
Informatica, Inc. - Class A (a)	585		10,208
Insight Enterprises, Inc. (a)	175		26,248
Intapp, Inc. (a)	328		19,149
Intel Corp.	20,861		473,753
InterDigital, Inc.	121		25,017
International Business Machines Corp.	4,519		1,123,695
Intuit, Inc.	1,341		823,361
IonQ, Inc. (a)(b)	900		19,863
IPG Photonics Corp. (a)	131		8,271
Itron, Inc. (a)	213		22,314
Jabil, Inc.	535		72,797
Jamf Holding Corp. (a)	327		3,973
JFrog Ltd. (a)	414		13,248
Juniper Networks, Inc.	1,570		56,818
Keysight Technologies, Inc. (a)	847		126,855
Kimball Electronics, Inc. (a)	204		3,356
KLA Corp.	659		447,988
Klaviyo, Inc. - Class A (a)	217		6,566
Knowles Corp. (a)	458		6,962
Kulicke & Soffa Industries, Inc.	303		9,993
Kyndryl Holdings, Inc. (a)	1,207		37,900
Lam Research Corp.	6,349		461,572
Lattice Semiconductor Corp. (a)	660		34,617
Life360, Inc. (a)	316		12,131
Littelfuse, Inc.	119		23,412
LiveRamp Holdings, Inc. (a)	375		9,802
Lumentum Holdings, Inc. (a)	357		22,255
MACOM Technology Solutions Holdings, Inc. (a)	259		25,998
Manhattan Associates, Inc. (a)	306		52,950
MARA Holdings, Inc. (a)(b)	1,667		19,170
Marvell Technology, Inc.	4,230		260,441
MaxLinear, Inc. (a)	475		5,158
Meridianlink, Inc. (a)	187		3,465
Methode Electronics, Inc.	233		1,487
Microchip Technology, Inc.	2,634		127,512
Micron Technology, Inc.	5,414		470,422
Microsoft Corp.	35,966		13,501,277
MicroStrategy, Inc. - Class A (a)	1,000		288,270
Mirion Technologies, Inc. (a)	1,265		18,342
Mitek Systems, Inc. (a)	85		701
MKS Instruments, Inc.	351		28,133
MongoDB, Inc. (a)	356		62,442
Monolithic Power Systems, Inc.	230		133,395
Motorola Solutions, Inc.	811		355,064
N-able, Inc. (a)	173		1,227
Napco Security Technologies, Inc.	177		4,075
nCino, Inc. (a)	330		9,065
NCR Voyix Corp. (a)	640		6,240
NetApp, Inc.	983		86,347
NETGEAR, Inc. (a)	50		1,223
NetScout Systems, Inc. (a)	295		6,198
Novanta, Inc. (a)	179		22,889
Nutanix, Inc. - Class A (a)	1,085		75,744
NVIDIA Corp.	115,647		12,533,822
Okta, Inc. (a)	790		83,124
Olo, Inc. - Class A (a)	606		3,660
ON Semiconductor Corp. (a)	1,958		79,671
Onto Innovation, Inc. (a)	245		29,728
Oracle Corp.	7,874		1,100,864
OSI Systems, Inc. (a)	67		13,021
PagerDuty, Inc. (a)	430		7,856
Palantir Technologies, Inc. - Class A (a)	9,669		816,064
Palo Alto Networks, Inc. (a)	3,142		536,151
PAR Technology Corp. (a)	126		7,729
PC Connection, Inc.	80		4,994
PDF Solutions, Inc. (a)	190		3,631
Pegasystems, Inc.	181		12,583
Photronics, Inc. (a)	241		5,003
Plexus Corp. (a)	130		16,657
Power Integrations, Inc.	280		14,140
Powerfleet, Inc. NJ (a)	1,185		6,506
Procore Technologies, Inc. (a)	678		44,762
Progress Software Corp.	200		10,302
PROS Holdings, Inc. (a)	262		4,986
PTC, Inc. (a)	569		88,167
Pure Storage, Inc. - Class A (a)	1,477		65,387
Q2 Holdings, Inc. (a)	314		25,123
Qorvo, Inc. (a)	487		35,264
QUALCOMM, Inc.	5,462		839,018
Qualys, Inc. (a)	189		23,801
Quantum Computing, Inc. (a)(b)	707		5,656
QXO, Inc. (b)	1,974		26,728
Rambus, Inc. (a)	535		27,700
Rapid7, Inc. (a)	324		8,589
Rigetti Computing, Inc. (a)(b)	853		6,756
RingCentral, Inc. - Class A (a)	260		6,438
Riot Platforms, Inc. (a)	1,173		8,352
Rogers Corp. (a)	57		3,849
Roper Technologies, Inc.	529		311,888
Rubrik, Inc. - Class A (a)	237		14,452
Salesforce, Inc.	4,572		1,226,942
Samsara, Inc. - Class A (a)	1,135		43,505
Sandisk Corp./DE (a)	570		27,138
Sanmina Corp. (a)	263		20,035
ScanSource, Inc. (a)	70		2,381
Seagate Technology Holdings PLC	1,060		90,047
SEMrush Holdings, Inc. - Class A (a)	145		1,353
Semtech Corp. (a)	419		14,414
SentinelOne, Inc. - Class A (a)	1,285		23,361
ServiceNow, Inc. (a)	1,007		801,713
Silicon Laboratories, Inc. (a)	143		16,098
SiTime Corp. (a)	103		15,746
Skyworks Solutions, Inc.	798		51,575
SMART Global Holdings, Inc. (a)	139		2,414
Snowflake, Inc. - Class A (a)	1,511		220,848
SolarWinds Corp.	352		6,487
SoundHound AI, Inc. - Class A (a)(b)	1,535		12,464
Sprinklr, Inc. - Class A (a)	487		4,066
Sprout Social, Inc. - Class A (a)	244		5,366
SPS Commerce, Inc. (a)	176		23,360
Super Micro Computer, Inc. (a)(b)	2,440		83,546
Synaptics, Inc. (a)	208		13,254
Synopsys, Inc. (a)	749		321,209
TD SYNNEX Corp.	388		40,336
Teledyne Technologies, Inc. (a)	221		109,994
Tenable Holdings, Inc. (a)	539		18,854
Teradata Corp. (a)	534		12,004
Teradyne, Inc.	786		64,924
Terawulf, Inc. (a)	1,748		4,772
Texas Instruments, Inc.	4,477		804,517
Trimble, Inc. (a)	1,227		80,553
TTM Technologies, Inc. (a)	488		10,009
Twilio, Inc. - Class A (a)	744		72,845
Tyler Technologies, Inc. (a)	213		123,836
Ubiquiti, Inc.	33		10,235
UiPath, Inc. - Class A (a)	2,042		21,033
Ultra Clean Holdings, Inc. (a)	240		5,138
Unisys Corp. (a)	638		2,928
Unity Software, Inc. (a)	1,533		30,031
Universal Display Corp.	221		30,825
Varonis Systems, Inc. (a)	612		24,755
Veeco Instruments, Inc. (a)	337		6,767
Verint Systems, Inc. (a)	375		6,694
VeriSign, Inc. (a)	482		122,365
Vertex, Inc. - Class A (a)	276		9,663
Viasat, Inc. (a)	490		5,106
Viavi Solutions, Inc. (a)	1,328		14,860
Vishay Intertechnology, Inc.	598		9,508
Vontier Corp.	800		26,280
Weave Communications, Inc. (a)	328		3,638
Western Digital Corp. (a)	1,712		69,216
Wolfspeed, Inc. (a)(b)	659		2,017
Workday, Inc. - Class A (a)	1,038		242,404
Workiva, Inc. (a)	259		19,661
Xerox Holdings Corp. (b)	573		2,768
Xperi, Inc. (a)	319		2,463
Yext, Inc. (a)	383		2,359
Zebra Technologies Corp. - Class A (a)	257		72,618
Zeta Global Holdings Corp. - Class A (a)	1,069		14,496
Zoom Video Communications, Inc. - Class A (a)	1,284		94,721
Zscaler, Inc. (a)	464		92,067
			72,782,463

Management of Companies and Enterprises - 0.0%(f)
VIKING HOLDINGS Ltd. ORD SHS (a)	691		27,467

Materials - 2.4%
AdvanSix, Inc.	144		3,262
Air Products and Chemicals, Inc.	1,083		319,398
Albemarle Corp.	597		42,996
Alcoa Corp.	1,259		38,399
Alpha Metallurgical Resources, Inc. (a)	55		6,889
American Vanguard Corp.	244		1,074
AptarGroup, Inc.	314		46,591
Ashland, Inc.	249		14,763
Aspen Aerogels, Inc. (a)	416		2,658
ATI, Inc. (a)	703		36,577
Avery Dennison Corp.	409		72,790
Avient Corp.	483		17,948
Axalta Coating Systems Ltd. (a)	675		22,390
Balchem Corp.	171		28,386
Ball Corp.	1,568		81,646
Berry Global Group, Inc.	578		40,350
Cabot Corp.	255		21,201
Carpenter Technology Corp.	364		65,950
Celanese Corp.	561		31,848
Century Aluminum Co. (a)	341		6,329
CF Industries Holdings, Inc.	900		70,335
Chemours Co.	824		11,149
Clearwater Paper Corp. (a)	130		3,298
Cleveland-Cliffs, Inc. (a)	2,575		21,166
Coeur Mining, Inc. (a)	1,908		11,295
Commercial Metals Co.	556		25,582
Compass Minerals International, Inc.	222		2,062
Corteva, Inc.	3,487		219,437
CRH PLC	3,324		292,412
Crown Holdings, Inc.	583		52,039
Dow, Inc.	3,563		124,420
DuPont de Nemours, Inc.	2,093		156,305
Eagle Materials, Inc.	169		37,506
Eastman Chemical Co.	583		51,368
Ecolab, Inc.	1,269		321,717
Ecovyst, Inc. (a)	550		3,410
Element Solutions, Inc.	1,211		27,381
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	500	(d)	0	(d)
FMC Corp.	599		25,272
Freeport-McMoRan, Inc.	7,089		268,390
Graphic Packaging Holding Co.	1,499		38,914
Greif, Inc. - Class A	91		5,004
Hawkins, Inc.	94		9,956
HB Fuller Co.	268		15,040
Hecla Mining Co.	3,124		17,369
Huntsman Corp.	909		14,353
Ingevity Corp. (a)	207		8,195
Innospec, Inc.	129		12,223
International Flavors & Fragrances, Inc.	1,164		90,338
International Paper Co.	1,690		90,161
Kaiser Aluminum Corp.	53		3,213
Knife River Corp. (a)	278		25,078
Koppers Holdings, Inc.	156		4,368
Linde PLC	2,304		1,072,835
Louisiana-Pacific Corp. (b)	332		30,537
LSB Industries, Inc. (a)	333		2,194
LyondellBasell Industries NV - Class A	1,272		89,549
Magnera Corp. (a)	159		2,887
Martin Marietta Materials, Inc.	298		142,483
Materion Corp.	93		7,589
Mativ Holdings, Inc.	371		2,311
Metallus, Inc. (a)	104		1,389
Minerals Technologies, Inc.	180		11,443
Mosaic Co.	1,678		45,323
MP Materials Corp. (a)	646		15,769
Myers Industries, Inc.	200		2,386
NewMarket Corp.	45		25,490
Newmont Corp.	5,627		271,672
Nucor Corp.	1,144		137,669
O-I Glass, Inc. (a)	647		7,421
Olin Corp.	601		14,568
Olympic Steel, Inc.	36		1,135
Packaging Corp. of America	449		88,911
Pactiv Evergreen, Inc.	197		3,548
Piedmont Lithium, Inc. (a)	92		580
PPG Industries, Inc.	1,184		129,470
PureCycle Technologies, Inc. (a)	1,337		9,252
Quaker Chemical Corp.	74		9,147
Radius Recycling, Inc.	162		4,679
Ramaco Resources, Inc.	236		1,942
Ramaco Resources, Inc. - Class B	6		43
Reliance, Inc.	268		77,385
Royal Gold, Inc.	341		55,757
RPM International, Inc.	620		71,722
Ryerson Holding Corp.	173		3,972
Scotts Miracle-Gro Co.	175		9,606
Sealed Air Corp.	666		19,247
Sensient Technologies Corp.	162		12,058
Sherwin-Williams Co.	1,137		397,029
Silgan Holdings, Inc.	400		20,448
Smurfit WestRock PLC	1,284		57,857
Sonoco Products Co.	473		22,344
Southern Copper Corp.	539		50,366
Steel Dynamics, Inc.	780		97,562
Stepan Co.	97		5,339
SunCoke Energy, Inc.	555		5,106
Sylvamo Corp.	156		10,463
TriMas Corp.	223		5,225
Tronox Holdings PLC	721		5,076
United States Lime & Minerals, Inc.	21		1,856
United States Steel Corp.	1,079		45,599
Vulcan Materials Co.	657		153,278
Warrior Met Coal, Inc.	276		13,171
Westlake Corp.	157		15,705
Worthington Steel, Inc.	191		4,838
			6,253,432

Real Estate - 0.2%
Anywhere Real Estate, Inc. (a)	595		1,981
CBRE Group, Inc. - Class A (a)	1,498		195,908
Compass, Inc. - Class A (a)	1,813		15,827
CoStar Group, Inc. (a)	2,027		160,599
DigitalBridge Group, Inc.	763		6,730
eXp World Holdings, Inc.	290		2,836
Forestar Group, Inc. (a)	47		994
Howard Hughes Holdings, Inc. (a)	236		17,483
Jones Lang LaSalle, Inc. (a)	235		58,259
Kennedy-Wilson Holdings, Inc.	609		5,286
Marcus & Millichap, Inc.	126		4,341
Newmark Group, Inc. - Class A	765		9,310
Redfin Corp. (a)	865		7,967
St Joe Co.	268		12,583
Star Holdings (a)	78		664
Tejon Ranch Co. (a)	50		793
Zillow Group, Inc. - Class A (a)	247		16,514
Zillow Group, Inc. - Class C (a)	761		52,174
			570,249

Utilities - 2.5%
AES Corp.	3,666		45,532
ALLETE, Inc.	284		18,659
Alliant Energy Corp.	1,265		81,403
Ameren Corp.	1,314		131,926
American Electric Power Co., Inc.	2,631		287,489
American States Water Co.	220		17,310
American Water Works Co., Inc.	970		143,094
Atmos Energy Corp.	752		116,244
Avista Corp.	333		13,943
Black Hills Corp.	353		21,409
California Water Service Group	289		14,005
CenterPoint Energy, Inc.	3,177		115,103
Chesapeake Utilities Corp.	102		13,100
Clearway Energy, Inc. - Class A	90		2,561
Clearway Energy, Inc. - Class C	471		14,257
CMS Energy Corp.	1,463		109,886
Consolidated Edison, Inc.	1,664		184,022
Constellation Energy Corp.	1,533		309,099
Dominion Energy, Inc.	4,066		227,981
DTE Energy Co.	988		136,611
Duke Energy Corp.	3,779		460,925
Edison International	1,884		111,005
Entergy Corp.	2,068		176,793
Essential Utilities, Inc.	1,206		47,673
Evergy, Inc.	1,153		79,499
Eversource Energy	1,746		108,444
Exelon Corp.	4,862		224,041
FirstEnergy Corp.	2,905		117,420
Hawaiian Electric Industries, Inc. (a)	566		6,198
IDACORP, Inc.	268		31,147
MGE Energy, Inc.	151		14,037
Middlesex Water Co.	66		4,231
Montauk Renewables, Inc. (a)	328		686
National Fuel Gas Co.	454		35,952
New Jersey Resources Corp.	558		27,375
NextEra Energy, Inc.	10,078		714,429
NiSource, Inc.	2,249		90,162
Northwest Natural Holding Co.	223		9,527
Northwestern Energy Group, Inc.	330		19,097
NRG Energy, Inc.	991		94,601
OGE Energy Corp.	1,042		47,890
Oklo, Inc. (a)(b)	341		7,376
ONE Gas, Inc.	287		21,694
Ormat Technologies, Inc.	300		21,231
Otter Tail Corp.	196		15,753
PG&E Corp.	10,351		177,830
Pinnacle West Capital Corp.	577		54,959
Portland General Electric Co.	500		22,300
PPL Corp.	3,706		133,824
Public Service Enterprise Group, Inc.	2,461		202,540
Sempra	2,999		214,009
SJW Group	180		9,844
Southern Co.	5,389		495,519
Southwest Gas Holdings, Inc.	325		23,335
Spire, Inc.	291		22,771
Talen Energy Corp. (a)	244		48,719
TXNM Energy, Inc.	480		25,670
UGI Corp.	1,134		37,501
Unitil Corp.	106		6,115
Vistra Corp.	1,674		196,595
WEC Energy Group, Inc.	1,545		168,374
Xcel Energy, Inc.	2,718		192,407
York Water Co.	128		4,439
			6,527,571
TOTAL COMMON STOCKS (Cost $56,861,991)			256,518,565

REAL ESTATE INVESTMENT TRUSTS - 2.6%	Shares		Value
Financials - 0.1%
AGNC Investment Corp. (b)	4,313		41,319
Annaly Capital Management, Inc.	2,914		59,183
Apollo Commercial Real Estate Finance, Inc.	709		6,785
Arbor Realty Trust, Inc.	831		9,764
Ares Commercial Real Estate Corp.	908		4,204
ARMOUR Residential REIT, Inc.	309		5,284
Blackstone Mortgage Trust, Inc. - Class A	829		16,580
BrightSpire Capital, Inc.	637		3,542
Chimera Investment Corp.	392		5,029
Dynex Capital, Inc.	405		5,273
Ellington Credit Co.	99		536
Franklin BSP Realty Trust, Inc.	422		5,376
HA Sustainable Infrastructure Capital, Inc.	550		16,082
Invesco Mortgage Capital, Inc.	242		1,909
KKR Real Estate Finance Trust, Inc.	295		3,186
Ladder Capital Corp.	559		6,378
MFA Financial, Inc.	505		5,181
New York Mortgage Trust, Inc.	627		4,069
Orchid Island Capital, Inc.	79		594
PennyMac Mortgage Investment Trust	450		6,593
Ready Capital Corp. (b)	1,095		5,574
Redwood Trust, Inc.	692		4,200
Rithm Capital Corp.	2,404		27,526
Starwood Property Trust, Inc.	1,518		30,011
TPG RE Finance Trust, Inc.	306		2,494
Two Harbors Investment Corp.	282		3,768
			280,440

Industrials - 0.0%(f)
CoreCivic, Inc. (a)	686		13,919
GEO Group, Inc. (a)	632		18,461
			32,380

Real Estate - 2.5%
Acadia Realty Trust	558		11,690
Agree Realty Corp.	438		33,809
Alexander & Baldwin, Inc.	248		4,273
Alexandria Real Estate Equities, Inc.	868		80,299
American Assets Trust, Inc.	228		4,592
American Healthcare REIT, Inc.	252		7,636
American Homes 4 Rent - Class A	1,662		62,840
American Tower Corp.	2,309		502,438
Americold Realty Trust, Inc.	988		21,203
Apartment Investment and Management Co. - Class A	826		7,269
Apple Hospitality REIT, Inc.	981		12,665
Armada Hoffler Properties, Inc.	467		3,507
AvalonBay Communities, Inc.	685		147,015
Brandywine Realty Trust	646		2,881
Brixmor Property Group, Inc.	1,591		42,241
Broadstone Net Lease, Inc.	915		15,592
BXP, Inc.	785		52,744
Camden Property Trust	516		63,107
CareTrust REIT, Inc.	885		25,293
CBL & Associates Properties, Inc.	204		5,422
Centerspace	64		4,144
Chatham Lodging Trust	425		3,030
Community Healthcare Trust, Inc.	154		2,797
COPT Defense Properties	501		13,662
Cousins Properties, Inc.	839		24,751
Crown Castle, Inc.	2,138		222,844
CubeSmart	1,094		46,725
Curbline Properties Corp.	404		9,773
DiamondRock Hospitality Co.	1,103		8,515
Digital Realty Trust, Inc.	1,620		232,130
Douglas Emmett, Inc.	854		13,664
Easterly Government Properties, Inc.	627		6,646
EastGroup Properties, Inc.	227		39,986
Elme Communities	425		7,395
Empire State Realty Trust, Inc. - Class A	745		5,826
EPR Properties	422		22,201
Equinix, Inc.	464		378,322
Equity LifeStyle Properties, Inc.	896		59,763
Equity Residential	1,780		127,412
Essential Properties Realty Trust, Inc.	830		27,091
Essex Property Trust, Inc.	322		98,716
Extra Space Storage, Inc.	1,013		150,420
Farmland Partners, Inc.	384		4,282
Federal Realty Investment Trust	414		40,497
First Industrial Realty Trust, Inc.	645		34,804
Four Corners Property Trust, Inc.	497		14,264
Gaming and Leisure Properties, Inc.	1,308		66,577
Getty Realty Corp.	219		6,828
Gladstone Commercial Corp.	312		4,674
Gladstone Land Corp.	269		2,830
Global Medical REIT, Inc.	581		5,084
Global Net Lease, Inc.	842		6,770
Healthcare Realty Trust, Inc.	1,656		27,986
Healthpeak Properties, Inc.	3,510		70,972
Highwoods Properties, Inc.	510		15,116
Host Hotels & Resorts, Inc.	3,576		50,815
Independence Realty Trust, Inc.	1,266		26,877
Innovative Industrial Properties, Inc.	150		8,114
InvenTrust Properties Corp.	272		7,989
Invitation Homes, Inc.	3,081		107,373
Iron Mountain, Inc.	1,421		122,263
JBG SMITH Properties	497		8,007
Kilroy Realty Corp.	620		20,311
Kimco Realty Corp.	3,306		70,219
Kite Realty Group Trust	1,127		25,211
Lamar Advertising Co. - Class A	422		48,015
Lineage, Inc.	321		18,820
LTC Properties, Inc.	251		8,898
LXP Industrial Trust	1,665		14,402
Macerich Co.	1,161		19,934
Medical Properties Trust, Inc. (b)	2,958		17,837
Mid-America Apartment Communities, Inc.	579		97,029
Millrose Properties, Inc. (a)	601		15,933
National Health Investors, Inc.	228		16,840
National Storage Affiliates Trust	431		16,981
NET Lease Office Properties (a)	74		2,322
NETSTREIT Corp.	318		5,040
NexPoint Residential Trust, Inc.	152		6,009
NNN REIT, Inc.	936		39,920
Omega Healthcare Investors, Inc.	1,238		47,143
Outfront Media, Inc.	718		11,589
Paramount Group, Inc.	1,239		5,328
Park Hotels & Resorts, Inc.	982		10,488
Peakstone Realty Trust	296		3,730
Pebblebrook Hotel Trust	664		6,726
Phillips Edison & Co., Inc.	626		22,843
Piedmont Office Realty Trust, Inc. - Class A	597		4,400
Plymouth Industrial REIT, Inc.	286		4,662
PotlatchDeltic Corp.	420		18,950
Prologis, Inc.	4,511		504,285
Public Storage	782		234,045
Rayonier, Inc.	811		22,611
Realty Income Corp.	4,221		244,860
Regency Centers Corp.	845		62,327
Rexford Industrial Realty, Inc.	1,095		42,869
RLJ Lodging Trust	855		6,746
Ryman Hospitality Properties, Inc.	287		26,243
Sabra Health Care REIT, Inc.	1,058		18,483
Safehold, Inc.	300		5,616
Saul Centers, Inc.	18		649
SBA Communications Corp.	512		112,645
Sila Realty Trust, Inc.	300		8,013
Simon Property Group, Inc.	1,601		265,894
SITE Centers Corp.	202		2,594
SL Green Realty Corp.	357		20,599
STAG Industrial, Inc.	961		34,711
Summit Hotel Properties, Inc. (b)	268		1,450
Sun Communities, Inc.	614		78,985
Sunstone Hotel Investors, Inc.	940		8,845
Tanger, Inc.	583		19,700
Terreno Realty Corp.	509		32,179
UDR, Inc.	1,607		72,588
UMH Properties, Inc.	256		4,787
Uniti Group, Inc.	1,189		5,993
Universal Health Realty Income Trust	117		4,792
Urban Edge Properties	694		13,186
Ventas, Inc.	2,019		138,826
Veris Residential, Inc.	312		5,279
VICI Properties, Inc.	5,188		169,233
Vornado Realty Trust	895		33,106
Welltower, Inc.	2,911		445,994
Weyerhaeuser Co.	3,665		107,311
WP Carey, Inc.	1,041		65,698
Xenia Hotels & Resorts, Inc.	560		6,586
			6,651,759
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,213,205)			6,964,579

RIGHTS - 0.0%(f)	Shares		Value
ABIOMED, Inc., Expires , Exercise Price $0.00 (a)(c)	239	(d)	0	(d)
Bristol-Myers Squibb Co., Expires 01/23/2031, Exercise Price $12.00 (a)(c)	277	(d)	0	(d)
TOTAL RIGHTS (Cost $0)			0	(d)

SHORT-TERM INVESTMENTS - 0.0%(f)			Value
Escrow Notes - 0.0%(f)	Shares
GCI LIBERTY INC SR ESCROW (c)	411	(d)	0	(d)
SPIRIT MTA REIT - ESCROW (c)	300	(d)	0	(d)
TOTAL SHORT-TERM INVESTMENTS (Cost $2,322)			0	(d)

TOTAL INVESTMENTS - 99.8% (Cost $60,077,518)			263,483,144
Money Market Deposit Account - 0.8% (h)			2,103,651
Liabilities in Excess of Other Assets - (0.6)%			(1,513,614)
TOTAL NET ASSETS - 100.0%			$264,073,181
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AMBAC - American Municipal Bond Assurance Corporation
MTA - Monthly Treasury Average
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $767,518 which represented 0.3% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(d)	Rounds to zero.
(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.24%.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

 FT Wilshire 5000 Index Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$256,518,565	$–	$–	(a)	$256,518,565
Real Estate Investment Trusts	6,964,579	–	–		6,964,579
Rights	–	–	–	(a)	–	(a)
Escrow Notes	–	–	–	(a)	–	(a)
Total Investments	$263,483,144	$–	$–	(a)	$263,483,144

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Rounds to zero.